UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

In vestment Company Act file number: 811-3416

THE CALVERT FUND
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2010

Item 1. Schedule of Investments.

CALVERT INCOME FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

ASSET-BACKED SECURITIES - 1.7%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 1.00%, 10/15/21 (e)(r)	$580,869	$562,119
AmeriCredit Automobile Receivables Trust, 4.63%, 6/6/12	4,054,274	4,056,555
Atherton Franchisee Loan Funding LLC, 7.08%, 5/15/20 (e)	445,077	446,020
Capital One Auto Finance Trust, 5.03%, 4/15/12	270,163	270,686
Captec Franchise Trust:
Class A2, 8.155%, 6/15/13 (e)	5,516,408	4,900,767
Class B, 8.155%, 12/15/13 (e)	2,895,000	984,300
Centex Home Equity, 7.36%, 7/25/32 (r)	120,536	26,421
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	10,000,000	10,034,489
Countrywide Asset-Backed Certificates, 0.797%, 11/25/34 (r)	3,480,647	2,608,536
DB Master Finance LLC, 5.779%, 6/20/31 (e)	20,750,000	20,217,555
Enterprise Mortgage Acceptance Co. LLC, 0.65%, 1/15/27 (e)(r)	14,167,877	194,808
FMAC Loan Receivables Trust:
2.587%, 11/15/18 (e)(r)(u)	10,856,980	142,498
6.74%, 11/15/20 (e)	707,413	452,786
Residential Asset Mortgage Products, Inc., STEP, 4.12% to 7/25/11, 4.62% thereafter to 6/25/33 (r)	122,650	66,180
Triad Auto Receivables Owner Trust, 4.88%, 4/12/13	9,139,997	9,263,427

Total Asset-Backed Securities (Cost $58,224,220)		54,227,147

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.3%
Banc of America Mortgage Securities, Inc.:
5.00%, 1/25/19	56,989	27,593
4.875%, 4/25/19	115,892	57,745
4.798%, 8/25/19 (r)	281,795	94,037
0.28%, 1/25/34 (b)(r)	85,410,149	605,934
5.433%, 5/25/34 (r)	832,112	295,167
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	50,339	49,821
Countrywide Home Loan Mortgage Pass Through Trust, 0.687%, 6/25/35 (b)(e)(r)	2,104,664	1,557,451
GMAC Mortgage Corp. Loan Trust, 5.00%, 5/25/18 (e)	150,155	77,424
Impac CMB Trust:
0.987%, 9/25/34 (r)	1,023,473	738,774
0.867%, 4/25/35 (r)	5,517,730	3,957,984
0.967%, 4/25/35 (r)	1,977,187	671,530
0.887%, 5/25/35 (r)	2,634,538	1,932,748
0.663%, 8/25/35 (r)	5,951,731	4,167,426
Morgan Stanley Mortgage Loan Trust, 5.17%, 11/25/33	349,779	155,961
Residential Accredit Loans, Inc., 6.00%, 12/25/35	5,778,212	3,964,432
Residential Asset Securitization Trust, 6.25%, 11/25/36	15,590,516	10,015,690
Residential Funding Mortgage Securities I, 4.75%, 3/25/19	203,859	100,645
Salomon Brothers Mortgage Securities VII, Inc., 3.692%, 9/25/33 (r)	202,340	78,061
Structured Asset Securities Corp.:
5.00%, 6/25/35	6,257,872	4,933,825
5.50%, 6/25/35	4,291,000	2,967,452
WaMu Mortgage Pass Through Certificates, 4.81%, 10/25/35 (r)	5,697,000	4,667,003

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $50,045,511)		41,116,703

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Crown Castle Towers LLC:
5.245%, 11/15/36 (e)	18,600,000	19,329,442
5.362%, 11/15/36 (e)	11,000,000	11,420,158
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	37,050,000	33,702,903
Wachovia Bank Commercial Mortgage Trust, 0.656%, 12/15/35 (b)(e)(r)	72,401,374	170,020

Total Commercial Mortgage-Backed Securities (Cost $66,244,890)		64,622,523

CORPORATE BONDS - 62.1%
Affiliated Computer Services, Inc., 5.20%, 6/1/15	7,000,000	7,332,500
Alcoa, Inc.:
7.375%, 8/1/10	8,300,000	8,322,561
6.50%, 6/1/11	4,000,000	4,102,360
6.00%, 1/15/12	11,500,000	11,975,071
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	3,077,944	-
15.36%, 12/1/10 (b)(r)(x)*	17,718,398	-
Ally Financial, Inc., 2.738%, 12/1/14 (r)	3,500,000	2,983,750
Anadarko Petroleum Corp.:
5.75%, 6/15/14	8,913,000	8,021,700
5.95%, 9/15/16	7,500,000	6,431,250
Anglo American Capital plc, 9.375%, 4/8/14 (e)	2,000,000	2,392,680
Anheuser-Busch Co.'s, Inc., 5.00%, 1/15/15	4,800,000	5,169,294
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13 (e)	5,000,000	5,053,825
APL Ltd., 8.00%, 1/15/24 (b)	21,057,000	16,845,600
ArcelorMittal:
5.375%, 6/1/13	4,609,000	4,884,610
6.125%, 6/1/18	12,603,000	13,181,238
Arrow Electronics, Inc., 6.875%, 6/1/18	4,000,000	4,427,736
Asian Development Bank, 6.22%, 8/15/27	2,470,000	2,984,791
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	23,670,000	21,084,289
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	53,561,000	535,610
BAC Capital Trust XV, 1.338%, 6/1/56 (r)	74,470,000	45,171,303
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	32,589,211	34,544,564
Bank of Nova Scotia, 0.788%, 3/5/12 (r)	18,000,000	18,000,000
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	21,019,155	21,229,346
Bear Stearns Co.'s, Inc., 0.389%, 10/22/10 (r)	6,000,000	6,001,191
Berkshire Hathaway, Inc., 0.858%, 2/11/13 (r)	20,000,000	19,997,860
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	64,856,000	61,775,340
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	26,850,000	17,721,000
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	8,600,000	5,676,000
Calpine Corp. Escrow, (b)*	375,000	-
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	12,450,000	12,876,636
Capital One Capital V, 10.25%, 8/15/39	7,000,000	7,350,000
Capital One Capital VI, 8.875%, 5/15/40	22,980,000	23,554,500
Cargill, Inc., 1.555%, 1/21/11 (e)(r)	44,455,000	44,623,084
Caterpillar Financial Services Corp., 0.787%, 12/16/11 (r)	14,000,000	14,015,078
Cellco Partnership, 3.065%, 5/20/11 (r)	33,500,000	34,219,220
Chase Capital VI, 0.969%, 8/1/28 (r)	7,250,000	5,652,017
Chesapeake Energy Corp.:
7.625%, 7/15/13	12,250,000	12,801,250
6.50%, 8/15/17	7,655,000	7,578,450
6.875%, 11/15/20	4,000,000	4,050,000
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	2,878,065
Citigroup Funding, Inc., 0.668%, 4/30/12 (r)	33,170,000	33,433,303
Citigroup, Inc.:
6.50%, 1/18/11	3,575,000	3,673,863
6.00%, 12/13/13	4,000,000	4,192,753
6.01%, 1/15/15	32,000,000	33,529,656
Comcast Corp., 5.90%, 3/15/16	1,500,000	1,687,398
Commonwealth Bank of Australia, 0.644%, 11/4/11 (e)(r)	10,600,000	10,591,278
COX Communications, Inc., 7.75%, 11/1/10	6,000,000	6,119,966
COX Enterprises, Inc., 7.875%, 9/15/10 (e)	9,179,000	9,279,980
Credit Agricole SA:
6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	4,443,000	3,297,321
8.375% to 10/13/19, floating rate thereafter to 10/29/49 (e)(r)	5,560,000	5,255,034
Credit Suisse USA, Inc., 0.636%, 8/16/11 (r)	3,000,000	2,989,584
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	2,981,387	3,394,756
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	5,500,000	4,180,000
Discover Bank, 7.00%, 4/15/20	2,500,000	2,521,415
Discover Financial Services, 6.45%, 6/12/17	1,375,000	1,406,350
Dominion Resources, Inc., 6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	19,665,000	18,097,700
Dow Chemical Co.:
4.85%, 8/15/12	4,000,000	4,204,257
5.90%, 2/15/15	4,000,000	4,358,633
Enterprise Products Operating LLC:
7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	5,028,000	4,446,383
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	52,375,000	48,185,000
First Data Corp., 9.875%, 9/24/15	3,000,000	2,272,500
First Niagara Financial Group, Inc., 6.75%, 3/19/20	3,000,000	3,152,943
First Republic Bank, 7.75%, 9/15/12	500	536
Fleet Capital Trust V, 1.539%, 12/18/28 (r)	10,600,000	7,766,202
FMG Finance Proprietary Ltd., 4.538%, 9/1/11 (e)(r)	58,001,000	57,602,243
Ford Motor Credit Co. LLC:
5.787%, 6/15/11 (r)	1,350,000	1,356,212
3.048%, 1/13/12 (r)	34,150,000	33,168,187
7.80%, 6/1/12	2,250,000	2,317,500
8.00%, 12/15/16	2,000,000	2,035,000
Fort Knox Military Housing:
5.815%, 2/15/52 (e)	2,975,000	2,693,773
5.915%, 2/15/52 (e)	10,455,000	9,017,751
Foster's Finance Corp., 6.875%, 6/15/11 (e)	5,921,000	6,187,014
FPL Group Capital, Inc., 0.774%, 11/9/12 (r)	6,000,000	5,999,086
General Electric Capital Corp.:
0.391%, 6/20/13 (b)	7,000,000	6,706,000
3.50%, 6/29/15	8,000,000	7,974,007
General Motors Corp.:
7.125%, 7/15/13 (ii)*	5,000,000	1,487,500
7.70%, 4/15/16 (b)(ii)*	10,000,000	2,950,000
8.25%, 7/15/23 (ii)*	5,000,000	1,500,000
8.10%, 6/15/24 (ii)*	7,150,000	2,109,250
7.40%, 9/1/25 (ii)*	2,950,000	862,875
Georgia Power Co., 0.857%, 3/15/13 (r)	5,000,000	4,991,805
Glitnir Banki HF:
3.046%, 4/20/10 (b)(e)(r)(y)*	42,295,000	12,054,075
3.226%, 1/21/11 (b)(e)(r)(y)*	32,920,000	9,382,200
6.375%, 9/25/12 (b)(e)(y)*	600,000	171,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	8,400,000	84,000
GMAC, Inc.:
6.00%, 12/15/11	1,075,000	1,070,974
6.00%, 12/15/11	5,000,000	5,006,250
8.30%, 2/12/15 (e)	4,350,000	4,404,375
Golden State Petroleum Transport Corp., 8.04%, 2/1/19 (b)	10,671,716	11,033,700
Goldman Sachs Capital III, 1.438%, 9/29/49 (r)	4,250,000	2,606,679
Goldman Sachs Group, Inc.:
1.135%, 9/29/14 (r)	11,000,000	10,362,303
0.707%, 7/22/15 (r)	1,650,000	1,489,880
6.15%, 4/1/18	4,000,000	4,179,136
7.50%, 2/15/19	3,450,000	3,856,104
Great River Energy, 5.829%, 7/1/17 (e)	46,865,727	52,602,851
Hewlett-Packard Co., 1.586%, 5/27/11 (r)	7,200,000	7,269,362
Howard Hughes Medical Institute, 3.45%, 9/1/14	5,000,000	5,274,836
HRPT Properties Trust, 1.137%, 3/16/11 (r)	39,710,000	39,288,420
Hyundai Motor Manufacturing, 4.50%, 4/15/15 (e)	2,500,000	2,479,200
Ingersoll-Rand Global Holding Co. Ltd., 1.923%, 8/13/10 (r)	39,650,000	39,708,653
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	601
John Deere Capital Corp., 1.004%, 1/18/11 (r)	3,300,000	3,313,563
JPMorgan Chase & Co.:
0.574%, 2/22/12 (r)	5,600,000	5,557,411
0.787%, 12/26/12 (r)	15,000,000	15,138,683
1.16%, 2/26/13 (r)	5,000,000	4,993,228
JPMorgan Chase Capital XXIII, 1.436%, 5/15/77 (r)	12,800,000	9,364,595
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	150,000	152,625
Kaupthing Bank HF:
3.491%, 1/15/10 (e)(r)(y)*	39,000,000	9,360,000
5.75%, 10/4/11 (e)(y)*	3,350,000	804,000
Kern River Funding Corp., 6.676%, 7/31/16 (e)	87,059	94,212
Kerr-McGee Corp., 7.125%, 10/15/27	2,275,000	1,979,250
Koninklijke Philips Electronics NV, 1.687%, 3/11/11 (r)	38,965,000	39,165,570
Kraft Foods, Inc., 0.928%, 8/11/10 (r)	2,300,000	2,300,743
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	56,869,000	48,907,340
Leucadia National Corp., 8.125%, 9/15/15	15,520,000	15,886,992
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.733%, 12/1/17 (e)	8,060,000	8,462,839
5.983%, 12/1/22 (e)	14,695,000	14,995,072
6.192%, 12/1/27 (e)	3,925,000	3,925,589
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	512,710
8.30%, 12/1/37 (e)(m)*	33,720,000	337,200
8.45%, 12/1/49 (e)(m)*	1,000,000	10,000
Macy's Retail Holdings, Inc., 10.625%, 11/1/10	3,000,000	3,086,250
Masco Corp., 7.125%, 3/15/20	6,600,000	6,405,820
MBNA Capital, 1.144%, 2/1/27 (r)	900,000	604,208
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	11,420,000	9,794,706
Metropolitan Life Global Funding I:
1.55%, 4/14/11 (e)(r)	12,280,000	12,289,394
0.698%, 7/13/11 (e)(r)	13,350,000	13,348,012
MGM Mirage, 8.50%, 9/15/10	3,000,000	3,000,000
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	1,750,000	1,543,833
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	50,800,000	10,160,000
Morgan Stanley:
0.545%, 1/9/12 (r)	5,500,000	5,344,237
0.654%, 2/10/12 (r)	5,770,000	5,806,395
6.00%, 4/28/15	3,000,000	3,139,458
0.754%, 10/18/16 (r)	6,500,000	5,642,390
National Australia Bank Ltd., 0.775%, 1/8/13 (e)(r)	3,000,000	3,003,750
National Fuel Gas Co., 6.50%, 4/15/18	4,800,000	5,144,939
National Semiconductor Corp., 6.15%, 6/15/12	2,150,000	2,293,481
NationsBank Cap Trust III, 0.853%, 1/15/27 (r)	1,677,000	1,107,814
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	20,379,000	21,236,086
6.90%, 10/1/37	10,460,000	10,745,704
6.59%, 7/7/38	4,023,000	4,180,223
NBC Universal, Inc., 5.15%, 4/30/20 (e)	5,700,000	5,942,232
Noble Group Ltd., 6.75%, 1/29/20 (e)	18,700,000	18,185,750
Nordea Bank Finland plc, 0.598%, 4/13/12 (r)	9,750,000	9,750,000
Ohana Military Communities LLC:
5.88%, 10/1/51 (b)(e)	20,000,000	17,607,800
6.00%, 10/1/51 (b)(e)	12,740,000	12,105,038
6.15%, 10/1/51 (b)(e)	10,000,000	9,104,400
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	19,550,000	-
Overseas Shipholding Group, Inc.:
8.125%, 3/30/18	3,600,000	3,537,000
7.50%, 2/15/24	5,080,000	4,368,800
Pacific Pilot Funding Ltd., 1.055%, 10/20/16 (e)(r)	5,743,491	4,869,584
Pepco Holdings, Inc., 6.45%, 8/15/12	5,000,000	5,486,968
Pioneer Natural Resources Co.:
5.875%, 7/15/16	12,285,000	12,170,451
6.65%, 3/15/17	12,695,000	12,856,007
7.50%, 1/15/20	7,650,000	7,879,500
7.20%, 1/15/28	1,000,000	955,586
Potlatch Corp., 7.50%, 11/1/19	1,200,000	1,206,000
Preferred Term Securities IX Ltd., 1.035%, 4/3/33 (e)(r)	723,463	453,973
Prime Property Fund, Inc., 5.50%, 1/15/14 (e)	500,000	496,223
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	3,900,000	4,377,159
Public Steers Trust, 6.646%, 11/15/18 (b)	3,686,831	3,583,784
Puget Sound Energy, Inc., 7.02%, 12/1/27	571,000	647,194
Qwest Capital Funding, Inc., 7.25%, 2/15/11	2,000,000	2,040,000
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)	3,530,000	4,352,102
Rio Tinto Finance USA Ltd.:
8.95%, 5/1/14	2,000,000	2,426,145
9.00%, 5/1/19	2,500,000	3,267,287
Royal Bank of Scotland Group plc:
4.875%, 8/25/14 (e)	5,000,000	4,983,686
4.875%, 3/16/15	24,000,000	23,862,616
Senior Housing Properties Trust, 6.75%, 4/15/20	6,700,000	6,616,250
Skyway Concession Co. LLC, 0.813%, 6/30/17 (b)(e)(r)	10,140,000	8,696,368
Southern Co., 0.705%, 10/21/11 (r)	2,600,000	2,605,173
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	26,500,000	10,407,875
State Street Bank and Trust Co., 0.737%, 9/15/11 (r)	8,795,000	8,828,286
SunTrust Bank:
0.588%, 5/21/12 (r)	32,780,000	31,743,817
0.774%, 8/24/15 (r)	3,350,000	3,009,515
Telefonica Emisiones SAU, 0.674%, 2/4/13 (r)	10,000,000	9,638,023
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	8,559,893	85,599
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	12,295,000	1,342,245
7.697%, 10/15/97 (b)(e)(r)	11,001,000	4,719,539
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/11 (e)	7,600,000	7,322,752
2/15/28 (b)(e)	16,737,000	3,614,690
2/15/29 (b)(e)	12,600,000	2,495,304
2/15/43 (b)(e)	196,950,000	36,435,750
2/15/45 (b)(e)	590,645,077	86,742,136
Transocean, Inc., 1.625%, 12/15/37	3,850,000	3,722,950
Travelers Insurance Company Ltd., 0.553%, 12/8/11 (b)(r)	3,250,000	3,211,813
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	37,000,000	37,480,583
Wachovia Bank, 0.724%, 11/3/14 (r)	2,000,000	1,905,822
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	32,000,000	25,280,000
Wachovia Corp.:
0.433%, 10/15/11 (r)	3,000,000	2,977,807
7.574%, 8/1/26 (r)	3,675,000	4,186,515
Wal-Mart Stores, Inc.:
3.625%, 7/8/20	3,000,000	2,997,240
4.875%, 7/8/40	5,000,000	4,923,250
Westfield Capital Corp. Ltd., 4.375%, 11/15/10 (e)	2,250,000	2,271,971
Westpac Banking Corp., 0.605%, 10/21/11 (e)(r)	10,000,000	10,005,559
Williams Co.'s, Inc., 2.291%, 10/1/10 (e)(r)	21,900,000	21,844,298
Williams Partners LP, 7.50%, 6/15/11	7,560,000	7,907,645
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (b)(e)	19,545,491	18,011,170
Wm. Wrigley Jr. Co., 1.913%, 6/28/11 (e)(r)	13,000,000	13,032,500
Xstrata Canada Corp., 8.375%, 2/15/11	5,000,000	5,195,192
Yara International ASA, 7.875%, 6/11/19 (e)	5,000	6,083

Total Corporate Bonds (Cost $2,197,035,861)		1,983,680,709

TAXABLE MUNICIPAL OBLIGATIONS - 8.4%
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/10	16,230,000	16,037,188
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDN, 0.29%, 7/15/28 (r)	1,335,000	1,335,000
Azusa California Redevelopment Agency Tax Allocation Bonds, 5.765%, 8/1/17	3,375,000	3,403,451
Baltimore Maryland General Revenue Bonds:
5.05%, 7/1/14	1,520,000	1,699,345
5.07%, 7/1/15	1,340,000	1,509,738
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Bonds, 5.10%, 10/1/15	1,135,000	1,174,532
Burlingame California PO Revenue Bonds, 5.285%, 6/1/12	1,775,000	1,842,841
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon:
6/1/15	3,425,000	2,610,501
6/1/15	1,205,000	918,439
6/1/16	2,620,000	1,846,078
6/1/17	1,835,000	1,206,164
6/1/17	2,710,000	1,781,310
6/1/18	2,810,000	1,705,052
6/1/19	1,975,000	1,093,893
College Park Georgia Revenue Bonds:
5.631%, 1/1/11	4,965,000	5,034,957
5.658%, 1/1/12	2,500,000	2,586,850
Colorado State HFA Revenue VRDN, 0.22%, 10/15/16 (r)	700,000	700,000
District of Columbia Housing Finance Agency MFH Revenue VRDN, 0.30%, 11/1/38 (r)	1,530,000	1,530,000
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	557,460
Fairfield California PO Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,904,963
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	309,912
5.10%, 7/1/15	300,000	324,714
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	1,250,000	1,292,375
Grant County Washington Public Utility District No. 2 Revenue Bonds:
4.76%, 1/1/13	400,000	427,428
5.48%, 1/1/21	990,000	1,017,344
Hamilton County Ohio Revenue Bonds, 6.50%, 12/1/34	2,000,000	2,166,800
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	235,411
4.82%, 9/1/12	250,000	250,313
4.90%, 9/1/13	260,000	260,211
4.94%, 9/1/14	275,000	275,061
4.95%, 9/1/15	285,000	285,040
Iowa State Higher Education Loan Authority Revenue VRDN, 2.75%, 10/1/24 (r)	315,000	315,000
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	1,995,000	2,131,957
La Mesa California COPs, 6.32%, 8/1/26	1,305,000	1,377,558
La Verne California Revenue Bonds, 5.62%, 6/1/16	1,000,000	1,065,770
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	2,450,000	2,519,310
Long Beach California Bond Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	3,516,150
5.44%, 8/1/40	5,000,000	3,454,350
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	500,000	518,340
5.69%, 10/1/30	2,835,000	2,891,360
Metropolitan Water District of Southern California Revenue Bonds:
5.906%, 7/1/25 (b)	5,000,000	5,394,500
6.538%, 7/1/39	7,500,000	7,897,275
Montgomery County Maryland Housing Opportunities Commission Revenue VRDN, 0.19%, 8/1/15 (r)	1,000,000	1,000,000
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	4,385,000	4,249,021
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	1,210,000	973,191
New York City Housing Development Corp. MFH Revenue VRDN, 0.32%, 6/15/34 (r)	400,000	400,000
New York City IDA Revenue Bonds, 6.027%, 1/1/46	11,930,000	9,072,407
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,635,000	1,649,290
5.653%, 9/1/21	19,635,000	19,509,729
Oceanside California PO Revenue Bonds:
4.95%, 8/15/16	2,215,000	2,159,647
5.14%, 8/15/18	2,760,000	2,651,035
5.20%, 8/15/19	3,070,000	2,915,671
5.25%, 8/15/20	3,395,000	3,201,145
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	1,838,970
Pomona California Public Financing Authority Revenue Bonds, 5.718%, 2/1/27	6,015,000	6,063,180
Rio Rancho New Mexico Event Center Revenue Bonds, 5.00%, 6/1/20	3,260,000	3,328,199
Riverside California Public Financing Authority Tax Allocation Bonds:
5.19%, 8/1/17	1,690,000	1,659,681
5.24%, 8/1/17	2,570,000	2,515,362
Sacramento City California Financing Authority Tax Allocation Bonds, 5.54%, 12/1/20	8,940,000	8,504,711
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	5,430,000	5,503,685
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,494,578
San Jose California Redevelopment Agency Tax Allocation Bonds:
4.54%, 8/1/12	3,105,000	3,230,069
5.10%, 8/1/20	3,960,000	3,719,153
5.46%, 8/1/35	5,300,000	4,417,179
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.60%, 9/1/25	815,000	763,484
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,265,000	1,230,908
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	4,490,000	4,796,577
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	691,274
5.00%, 12/1/13	710,000	724,264
5.00%, 12/1/14	745,000	747,987
5.125%, 12/1/15	785,000	779,042
5.125%, 12/1/16	830,000	812,006
5.25%, 12/1/21	5,070,000	4,583,331
5.375%, 12/1/21	4,880,000	4,460,320
Tucson Arizona IDA Revenue VRDN, 0.32%, 1/15/32 (r)	1,065,000	1,065,000
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	11,735,000	10,305,677
5.442%, 7/1/50	3,990,000	3,529,275
Virginia State Housing Development Authority Revenue Bonds, 6.32%, 8/1/19	1,500,000	1,679,880
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27	6,080,000	6,476,720
6.734%, 9/1/47	37,970,000	41,369,454
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	3,066,483
5.15%, 1/1/24	3,630,000	3,347,223

Total Taxable Municipal Obligations (Cost $275,167,550)		269,888,749

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.3%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	19,175,000	18,774,321
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)	79,480,000	54,841,200
Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States Agency of International Development, 6.79%, 10/1/10 (b)	471,841	475,082
Overseas Private Investment Corp., 4.05%, 11/15/14	1,252,000	1,299,100
Postal Square LP, 8.95%, 6/15/22	5,923,366	7,583,493
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	9,829,674	10,125,252
3.547%, 4/10/22	7,815,153	8,044,450
Sterling Equipment, Inc., 6.125%, 9/28/19	273,484	306,625
Tennessee Valley Authority, 5.25%, 9/15/39	940,000	1,035,753
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	3,000,000	2,160,000
Vessel Management Services, Inc., 5.125%, 4/16/35	31,900,000	34,269,851

Total U.S. Government Agencies and Instrumentalities (Cost $150,397,129)		138,915,127

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Ginnie Mae, 11.00%, 10/15/15	416	460
Government National Mortgage Association, 5.50%, 1/16/32 (b)	7,240,675	474,954

Total U.S. Government Agency Mortgage-Backed Securities (Cost $924,160)		475,414

U.S. TREASURY - 10.3%
United States Treasury Bonds:
4.375%, 11/15/39	53,920,000	58,199,904
4.625%, 2/15/40	134,034,000	150,641,640
4.375%, 5/15/40	24,505,000	26,496,033
United States Treasury Notes:
0.75%, 5/31/12	1,200,000	1,203,375
3.625%, 2/15/20	11,070,000	11,692,688
3.50%, 5/15/20	76,493,000	80,030,800

Total U.S. Treasury (Cost $304,419,719)		328,264,440

TIME DEPOSIT - 7.9%
State Street Corp. Time Deposit, 0.01%, 7/1/10	252,390,766	252,390,766

Total Time Deposit (Cost $252,390,766)		252,390,766

EQUITY SECURITIES - 1.0%	SHARES
Avado Brands, Inc. (b)*	4,803	48
CNO Financial Group, Inc.*	1,204,755	5,963,537
Double Eagle Petroleum Co., Preferred	105,000	2,677,500
First Republic Preferred Capital Corp., Preferred (e)	6,050	5,596,250
Intermet Corp. (b)*	4,772	48
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	4,321,500
Trust II, Preferred (b)(e)	6,450,000	4,321,500
Trust III, Preferred (b)(e)	6,450,000	4,321,500
Trust IV, Preferred (b)(e)	6,450,000	4,321,500

Total Equity Securities (Cost $56,568,985)		31,523,383

TOTAL INVESTMENTS (Cost $3,411,418,791) - 99.0%		3,165,104,961
Other assets and liabilities, net - 1.0%		31,990,983
NET ASSETS - 100%		$3,197,095,944
		===========
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	7,072	9/10	$1,547,552,507	($6,662,311)
5 Year U.S. Treasury Notes	2,771	9/10	327,952,181	(3,286,633)
10 Year U.S. Treasury Notes	802	9/10	98,282,594	(1,624,585)
Total Sold				($11,573,529)
				===========

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(u) This security is no longer accruing interest.
(w) Security is in default and is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT SHORT-TERM GOVERNMENT FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

FDIC GUARANTEED CORPORATE BONDS - 31.9%	PRINCIPAL AMOUNT	VALUE
Bank of America Corp., 0.638%, 4/30/12 (r)	$1,000,000	$1,007,213
Citibank:
0.294%, 7/12/11 (r)	300,000	300,396
0.39%, 5/7/12 (r)	200,000	200,449
Citigroup Funding, Inc., 0.668%, 4/30/12 (r)	1,000,000	1,007,938
GMAC LLC, 0.539%, 12/19/12 (r)	1,000,000	1,001,496
Goldman Sachs Group, Inc., 0.624%, 11/9/11 (r)	1,000,000	1,004,756
JPMorgan Chase & Co.:
0.421%, 4/1/11 (r)	300,000	300,531
0.767%, 6/15/12 (r)	1,000,000	1,003,409
0.787%, 12/26/12 (r)	200,000	201,849
MetLife, Inc., 0.855%, 6/29/12 (r)	800,000	804,317
Morgan Stanley, 0.654%, 2/10/12 (r)	1,000,000	1,006,308
PNC Funding Corp., 0.491%, 4/1/12 (r)	500,000	502,944
State Street Bank and Trust Co., 0.737%, 9/15/11 (r)	600,000	602,271
Wells Fargo & Co., 0.757%, 6/15/12 (r)	810,000	815,092

Total FDIC Guaranteed Corporate Bonds (Cost $9,710,116)		9,758,969

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 46.7%
COP I LLC:
3.613%, 12/5/21	193,913	201,333
3.65%, 12/5/21	288,619	300,679
Fannie Mae, 1.75%, 3/23/11	900,000	909,000
Federal Home Loan Bank Discount Notes, 7/1/10	1,700,000	1,700,000
New Valley Generation II, 5.572%, 5/1/20	359,824	396,822
New Valley Generation V, 4.929%, 1/15/21	535,283	577,628
Overseas Private Investment Corp., 6.60%, 5/21/16	462,240	516,886
Postal Square LP, 8.95%, 6/15/22	350,495	448,727
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	884,671	911,273
3.547%, 4/10/22	200,000	205,868
Private Export Funding Corp.:
4.90%, 12/15/11	2,970,000	3,148,384
3.05%, 10/15/14	1,000,000	1,031,743
4.55%, 5/15/15	1,102,000	1,209,682
Tennessee Valley Authority, 4.375%, 6/15/15	1,000,000	1,101,272
Vessel Management Services, Inc.:
5.85%, 5/1/27	486,000	544,699
5.125%, 4/16/35	1,000,000	1,074,290

Total U.S. Government Agencies and Instrumentalities (Cost $13,901,551)		14,278,286

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 16.8%
Fannie Mae:
5.50%, 5/1/12	42,531	46,227
4.50%, 8/25/18	298,401	300,148
7.00%, 12/1/29	360,827	403,341
5.50%, 11/25/31	456,207	479,234
3.014%, 8/1/32 (r)	124,787	129,198
Freddie Mac:
4.00%, 10/15/16	478,679	493,649
5.00%, 5/1/18	159,067	170,935
6.00%, 3/15/27	140,868	141,319
5.50%, 6/15/27	647,394	650,710
5.00%, 11/15/28	582,192	602,585
0.70%, 11/15/32 (r)	322,407	320,240
0.75%, 10/15/34 (r)	304,908	302,713
0.60%, 7/15/35 (r)	1,111,924	1,104,227

Total U.S. Government Agency Mortgage-Backed Securities (Cost $5,050,225)		5,144,526

U.S. TREASURY - 3.9%
United States Treasury Bonds, 4.375%, 11/15/39	210,000	226,669
United States Treasury Notes:
0.75%, 5/31/12	450,000	451,266
2.125%, 5/31/15	500,000	508,515

Total U.S. Treasury (Cost $1,149,015)		1,186,450

TOTAL INVESTMENTS (Cost $29,810,907) - 99.3%		30,368,231
Other assets and liabilities, net - 0.7%		203,562
NET ASSETS - 100%		$30,571,793
		=========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	5	9/10	$612,734	$12,026
30 Year U.S. Treasury Bonds	10	9/10	1,275,000	37,606
Total Purchased				$49,632
				==========
Sold:
2 Year U.S. Treasury Notes	52	9/10	$11,379,063	($58,932)
5 Year U.S. Treasury Notes	44	9/10	5,207,469	(64,064)
Total Sold				($122,996)
				==========

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations: LLC: Limited Liability Corporation LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

FDIC GUARANTEED CORPORATE BONDS - 18.0%	PRINCIPAL AMOUNT	VALUE
Bank of America Corp., 0.638%, 4/30/12 (r)	$30,000	$30,216
BankBoston Capital Trust III, 1.287%, 6/15/27 (r)	50,000	33,753
Citibank, 0.294%, 7/12/11 (r)	25,000	25,033
Citigroup Funding, Inc., 0.668%, 4/30/12 (r)	30,000	30,238
General Electric Capital Corp., 0.837%, 6/8/12 (r)	20,000	20,161
GMAC LLC, 0.539%, 12/19/12 (r)	40,000	40,060
GMAC, Inc., 1.75%, 10/30/12	30,000	30,526
Goldman Sachs Group, Inc.:
0.624%, 11/9/11 (r)	30,000	30,143
0.737%, 3/15/12 (r)	80,000	80,233
JPMorgan Chase & Co.:
0.421%, 4/1/11 (r)	15,000	15,026
0.767%, 6/15/12 (r)	30,000	30,102
0.787%, 12/26/12 (r)	50,000	50,462
MetLife, Inc., 0.855%, 6/29/12 (r)	50,000	50,270
Morgan Stanley, 0.654%, 2/10/12 (r)	30,000	30,189
PNC Funding Corp., 0.491%, 4/1/12 (r)	30,000	30,177
State Street Bank and Trust Co., 0.737%, 9/15/11 (r)	35,000	35,132
Wells Fargo & Co., 0.757%, 6/15/12 (r)	30,000	30,189

Total FDIC Guaranteed Corporate Bonds (Cost $577,060)		591,910

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.6%
JP Morgan Mortgage Trust, 5.293%, 7/25/35 (r)	17,020	16,152
Merrill Lynch Mortgage Investors, Inc., 5.127%, 12/25/35 (r)	37,000	36,877

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $52,370)		53,029

CORPORATE BONDS - 7.6%
American Express Travel Related Services Co., Inc., 5.25%, 11/21/11 (e)	15,000	15,584
APL Ltd., 8.00%, 1/15/24 (b)	25,000	20,000
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	43,328	45,928
Capital One Capital VI, 8.875%, 5/15/40	20,000	20,500
Howard Hughes Medical Institute, 3.45%, 9/1/14	40,000	42,199
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	35,000	30,019
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	70,000	12,950
2/15/45 (b)(e)	223,524	32,827
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	40,000	31,600

Total Corporate Bonds (Cost $216,675)		251,607

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 32.0%
AgFirst FCB, 6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)	50,000	34,500
COP I LLC, 3.613%, 12/5/21	96,956	100,666
Fannie Mae, 1.75%, 3/23/11	100,000	101,000
Federal Home Loan Bank, 5.00%, 11/17/17	60,000	68,595
New Valley Generation II, 5.572%, 5/1/20	35,982	39,682
New Valley Generation V, 4.929%, 1/15/21	49,302	53,203
Overseas Private Investment Corp., 6.60%, 5/21/16	46,224	51,689
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	98,297	101,253
3.547%, 4/10/22	50,000	51,467
Private Export Funding Corp.:
4.90%, 12/15/11	30,000	31,802
3.05%, 10/15/14	70,000	72,222
4.55%, 5/15/15	30,000	32,931
Tennessee Valley Authority:
4.375%, 6/15/15	100,000	110,127
5.25%, 9/15/39	60,000	66,112
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	40,000	28,800
Vessel Management Services, Inc.:
5.85%, 5/1/27	48,000	53,797
5.125%, 4/16/35	50,000	53,715

Total U.S. Government Agencies and Instrumentalities (Cost $988,642)		1,051,561

U.S. TREASURY - 14.7%
United States Treasury Bonds, 4.625%, 2/15/40	140,000	157,347
United States Treasury Notes:
2.125%, 5/31/15	300,000	305,109
3.625%, 2/15/20	20,000	21,125

Total U.S. Treasury (Cost $459,275)		483,581

TIME DEPOSIT - 23.8%
State Street Corp. Time Deposit, 0.01%, 7/1/10	781,120	781,120

Total Time Deposit (Cost $781,120)		781,120

TOTAL INVESTMENTS (Cost $3,075,142) - 97.7%		3,212,808
Other assets and liabilities, net - 2.3%		74,639
NET ASSETS - 100%		$3,287,447
		=========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	3	9/10	$382,500	$11,200
Total Purchased				$11,200
				===========
Sold:
2 Year U.S. Treasury Notes	6	9/10	$1,312,969	($6,460)
5 Year U.S. Treasury Notes	12	9/10	1,420,219	(21,388)
10 Year U.S. Treasury Notes	3	9/10	367,641	(5,191)
Total Sold				($33,039)
				===========

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
FCB: Farm Credit Bank
LLC: Limited Liability Corporation
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

ASSET-BACKED SECURITIES - 1.0%	PRINCIPAL AMOUNT	VALUE
Americredit Prime Automobile Receivable, 5.22%, 6/8/12	$390,866	$393,109
Capital Auto Receivables Asset Trust, 1.05%, 12/15/11 (r)	58,433	58,489
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	700,000	702,414

Total Asset-Backed Securities (Cost $1,152,164)		1,154,012

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.2%
American Home Mortgage Assets:
1.084%, 9/25/46 (r)	116,986	62,518
0.472%, 3/25/47 (r)	223,221	124,258
Countrywide Home Loan Mortgage Pass Through Trust, 0.687%, 6/25/35 (b)(e)(r)	137,688	101,889
CS First Boston Mortgage Securities Corp., 5.25%, 12/25/35	168,906	168,899
Impac CMB Trust, 0.887%, 5/25/35 (r)	144,515	106,019
JP Morgan Mortgage Trust, 5.293%, 7/25/35 (r)	170,200	161,524
Structured Asset Securities Corp.:
5.00%, 6/25/35	35,149	27,712
5.50%, 6/25/35	1,000,000	691,552

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,070,653)		1,444,371

CORPORATE BONDS - 52.5%
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	4,817	-
Ally Financial, Inc., 2.738%, 12/1/14 (r)	500,000	426,250
American Express Centurion Bank, 0.43%, 7/13/10 (r)	100,000	99,997
Anadarko Petroleum Corp., 5.95%, 9/15/16	500,000	428,750
Anglo American Capital plc, 9.375%, 4/8/14 (e)	1,000,000	1,196,340
APL Ltd., 8.00%, 1/15/24 (b)	1,230,000	984,000
ArcelorMittal, 5.375%, 6/1/13	600,000	635,879
Arrow Electronics, Inc., 6.875%, 6/1/18	500,000	553,467
Asian Development Bank, 6.22%, 8/15/27	30,000	36,253
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	60,000	53,446
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	30,000	300
BAC Capital Trust XV, 1.338%, 6/1/56 (r)	1,100,000	667,228
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	704,554	746,827
Bemis Co., Inc., 6.80%, 8/1/19	500,000	578,545
Berkshire Hathaway, Inc., 0.858%, 2/11/13 (r)	1,000,000	999,893
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,685,000	1,604,962
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	1,000,000	660,000
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	1,000,000	1,034,268
Capital One Capital VI, 8.875%, 5/15/40	1,100,000	1,127,500
Cargill, Inc., 1.555%, 1/21/11 (e)(r)	70,000	70,265
Cellco Partnership, 3.065%, 5/20/11 (r)	500,000	510,735
Chase Capital II, 0.844%, 2/1/27 (r)	500,000	372,838
Chase Capital VI, 0.969%, 8/1/28 (r)	500,000	389,794
Chesapeake Energy Corp.:
7.625%, 7/15/13	500,000	522,500
6.50%, 8/15/17	500,000	495,000
Citigroup Funding, Inc., 0.344%, 7/12/12 (r)	500,000	502,118
Citigroup, Inc.:
6.50%, 1/18/11	500,000	513,827
6.01%, 1/15/15	250,000	261,950
4.75%, 5/19/15	500,000	499,508
Comcast Corp., 5.90%, 3/15/16	1,000,000	1,124,932
Credit Agricole SA, 8.375% to 10/13/19, floating rate thereafter to 10/29/49 (e)(r)	400,000	378,060
Credit Suisse USA, Inc., 0.636%, 8/16/11 (r)	500,000	498,264
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	993,796	1,131,585
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	1,000,000	760,000
Discover Bank, 7.00%, 4/15/20	500,000	504,283
Dominion Resources, Inc., 6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	500,000	460,150
Dow Chemical Co., 5.90%, 2/15/15	1,000,000	1,089,658
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	840,000	772,800
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,050,981
Fleet Capital Trust V, 1.539%, 12/18/28 (r)	1,000,000	732,661
FMG Finance Proprietary Ltd.:
4.538%, 9/1/11 (e)(r)	1,300,000	1,291,062
10.625%, 9/1/16 (e)	500,000	555,000
Ford Motor Credit Co. LLC:
3.048%, 1/13/12 (r)	1,200,000	1,165,500
8.00%, 12/15/16	500,000	508,750
Fort Knox Military Housing, 5.915%, 2/15/52 (e)	130,000	112,129
General Motors Corp.:
8.25%, 7/15/23 (ii)*	200,000	60,000
7.40%, 9/1/25 (ii)*	200,000	58,500
8.375%, 7/15/33 (ii)*	500,000	158,750
Glitnir Banki HF:
3.046%, 4/20/10 (b)(e)(r)(y)*	75,000	21,375
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	150,000	1,500
GMAC, Inc., 8.30%, 2/12/15 (e)	400,000	405,000
Goldman Sachs Group, Inc., 0.707%, 7/22/15 (r)	1,000,000	902,957
Greif, Inc., 6.75%, 2/1/17	500,000	495,000
Hyundai Motor Manufacturing, 4.50%, 4/15/15 (e)	1,000,000	991,680
Ingersoll-Rand Global Holding Co. Ltd., 1.923%, 8/13/10 (r)	200,000	200,296
Irwin Land LLC:
5.03%, 12/15/25 (e)	758,000	720,032
5.30%, 12/15/35 (e)	100,000	87,916
5.40%, 12/15/47 (e)	125,000	105,943
JPMorgan Chase & Co., 0.787%, 12/26/12 (r)	500,000	504,623
JPMorgan Chase Capital XXIII, 1.436%, 5/15/77 (r)	500,000	365,805
Kerr-McGee Corp., 7.125%, 10/15/27	500,000	435,000
Koninklijke Philips Electronics NV, 1.687%, 3/11/11 (r)	300,000	301,544
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	1,600,000	1,376,000
Leucadia National Corp., 8.125%, 9/15/15	500,000	511,823
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	100,015
Masco Corp., 7.125%, 3/15/20	750,000	727,934
Massachusetts Institute of Technology, 7.25%, 11/2/96	25,000	31,392
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,445,000	1,239,348
MetLife, Inc., 0.855%, 6/29/12 (r)	300,000	301,619
Metropolitan Life Global Funding I, 1.55%, 4/14/11 (e)(r)	190,000	190,145
Morgan Stanley, 0.754%, 10/18/16 (r)	1,000,000	868,060
National Fuel Gas Co., 6.50%, 4/15/18	100,000	107,186
NationsBank Cap Trust III, 0.853%, 1/15/27 (r)	65,000	42,939
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	390,000	400,652
6.59%, 7/7/38	30,000	31,172
NBC Universal, Inc., 5.15%, 4/30/20 (e)	1,000,000	1,042,497
Noble Group Ltd., 6.75%, 1/29/20 (e)	1,000,000	972,500
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	70,000	73,563
6.193%, 4/1/49 (b)(e)	195,000	189,382
6.00%, 10/1/51 (b)(e)	1,000,000	950,160
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	150,000	129,000
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	40,000	32,996
Pepco Holdings, Inc., 6.45%, 8/15/12	400,000	438,957
Pioneer Natural Resources Co.:
5.875%, 7/15/16	100,000	99,068
7.50%, 1/15/20	400,000	412,000
7.20%, 1/15/28	600,000	573,351
Potlatch Corp., 7.50%, 11/1/19	500,000	502,500
PPL Montana LLC, 8.903%, 7/2/20	20,681	24,839
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	500,000	561,174
Puget Sound Energy, Inc., 7.02%, 12/1/27	25,000	28,336
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)	300,000	369,867
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	25,000	23,916
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19	1,000,000	1,306,915
Rochester Gas & Electric Corp., 6.375%, 9/1/33	10,000	11,053
Royal Bank of Scotland Group plc, 4.875%, 3/16/15	2,000,000	1,988,551
Senior Housing Properties Trust, 6.75%, 4/15/20	1,000,000	987,500
Skyway Concession Co. LLC, 0.813%, 6/30/17 (b)(e)(r)	100,000	85,763
SouthTrust Bank, 6.565%, 12/15/27	120,000	125,025
Sunoco, Inc., 6.75%, 4/1/11	143,000	146,928
SunTrust Bank, 0.774%, 8/24/15 (r)	500,000	449,181
SunTrust Capital I, 1.106%, 5/15/27 (r)	1,000,000	696,493
Svenska Handelsbanken AB, 1.536%, 9/14/12 (e)(r)	500,000	501,933
Thomas & Betts Corp., 5.625%, 11/15/21	600,000	645,304
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/28 (b)(e)	135,000	29,156
2/15/31 (b)(e)	196,000	32,614
2/15/43 (b)(e)	5,950,000	1,100,750
2/15/45 (b)(e)	7,785,858	1,143,431
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,012,989
Valmont Industries, Inc., 6.625%, 4/20/20	1,000,000	1,019,222
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	700,000	553,000
Wachovia Corp.:
0.433%, 10/15/11 (r)	500,000	496,301
7.574%, 8/1/26 (r)	400,000	455,675
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (b)(e)	691,876	637,564
Xstrata Canada Corp., 8.375%, 2/15/11	500,000	519,519
Yara International ASA, 7.875%, 6/11/19 (e)	350,000	425,811

Total Corporate Bonds (Cost $56,827,268)		60,647,245

TAXABLE MUNICIPAL OBLIGATIONS - 1.6%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	33,703
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	9,926
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	93,718
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16 (b)	10,000	10,701
Fairfield California PO Revenue Bonds:
5.22%, 6/1/20	15,000	15,025
5.34%, 6/1/25	15,000	14,579
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	25,978
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	25,000	25,848
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.48%, 1/1/21	10,000	10,276
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	15,000	16,558
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	70,000	71,483
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon, 12/1/21	180,000	90,151
Kern County California PO Revenue Bonds, Zero Coupon, 8/15/20	125,000	65,589
La Mesa California COPs, 6.32%, 8/1/26	30,000	31,668
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.95%, 12/1/25	50,000	51,414
Leland Stanford Jr. University California Revenue, 6.875%, 2/1/24	100,000	123,473
Linden New Jersey GO Bonds, 5.63%, 4/1/21	60,000	57,756
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	15,298
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	50,000	48,449
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	80,000	87,766
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.87%, 6/1/27	50,000	40,214
New York City IDA Revenue Bonds, 6.027%, 1/1/46	30,000	24,122
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	60,811
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	30,000	27,520
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	81,068
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	100,000	65,277
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/16	25,000	20,052
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	25,000	12,461
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/27	250,000	72,940
8/1/28	175,000	47,425
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	40,000	40,543
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	15,000	14,088
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20	40,000	39,144
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	40,000	44,406
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	40,000	42,518
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds, 5.25%, 12/1/21	50,000	45,200
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	15,000	13,173
5.442%, 7/1/50	10,000	8,845
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27	100,000	106,525
6.734%, 9/1/47	100,000	108,953
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	14,419
West Covina California Public Financing Authority Lease Revenue Bonds, 6.05%, 6/1/26	40,000	35,954

Total Taxable Municipal Obligations (Cost $1,862,101)		1,865,017

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.9%
AgFirst FCB, 8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	300,000	293,731
AgriBank FCB, 9.125%, 7/15/19	500,000	592,191
Federal Home Loan Bank, 5.00%, 11/17/17	400,000	457,302
New Valley Generation V, 4.929%, 1/15/21	35,216	38,002
Postal Square LP, 8.95%, 6/15/22	700,990	897,455
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	491,484	506,263
3.547%, 4/10/22	600,000	617,604
Sterling Equipment, Inc., 6.125%, 9/28/19	589,605	661,053
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	400,000	288,000
Vessel Management Services, Inc.:
5.85%, 5/1/27	486,000	544,699
5.125%, 4/16/35	750,000	805,717

Total U.S. Government Agencies and Instrumentalities (Cost $5,222,513)		5,702,017

U.S. TREASURY - 18.4%
United States Treasury Bonds:
4.625%, 2/15/40	1,833,000	2,060,120
4.375%, 5/15/40	12,995,000	14,050,845
United States Treasury Notes:
2.125%, 5/31/15	200,000	203,406
3.625%, 2/15/20	2,170,000	2,292,063
3.50%, 5/15/20	2,557,000	2,675,261

Total U.S. Treasury (Cost $20,558,053)		21,281,695

SOVEREIGN GOVERNMENT BONDS - 0.3%
Province of Ontario Canada, 0.934%, 5/22/12 (r)	300,000	300,268

Total Sovereign Government Bonds (Cost $300,000)		300,268

TIME DEPOSIT - 17.1%
State Street Corp. Time Deposit, 0.01%, 7/1/10	19,741,536	19,741,536

Total Time Deposit (Cost $19,741,536)		19,741,536

EQUITY SECURITIES - 1.5%	SHARES
CNO Financial Group, Inc.*	1,712	8,474
CoBank ACB, Preferred	10,000	554,688
First Republic Preferred Capital Corp., Preferred (e)	500	462,500
Woodbourne Capital, Trust I, Preferred (b)(e)	1,000,000	670,000

Total Equity Securities (Cost $1,346,006)		1,695,662

TOTAL INVESTMENTS (Cost $108,080,294) - 98.5%		113,831,823
Other assets and liabilities, net - 1.5%		1,720,841
NET ASSETS - 100%		$115,552,664
		==========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	23	9/10	$2,818,578	$55,319
30 Year U.S. Treasury Bonds	11	9/10	1,402,500	35,050
Total Purchased				$90,369
				============
Sold:
2 Year U.S. Treasury Notes	219	9/10	$47,923,360	($227,163)
5 Year U.S. Treasury Notes	127	9/10	15,030,649	(213,593)
Total Sold				($440,756)
				============

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the "Bank") on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. These securities are no longer accruing interest.

(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT NEW VISION SMALL CAP FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 97.3%	SHARES	VALUE
Aerospace & Defense - 0.7%
Sparton Corp.*	110,024	$553,421

Airlines - 1.6%
Pinnacle Airlines Corp.*	164,427	894,483
US Airways Group, Inc.*	37,100	319,431
		1,213,914

Building Products - 0.5%
Quanex Building Products Corp.	19,900	344,071

Capital Markets - 0.4%
BlackRock Kelso Capital Corp.	31,700	312,879

Chemicals - 1.0%
H.B. Fuller Co.	38,500	731,115

Commercial Banks - 3.3%
Cardinal Financial Corp.	56,484	521,912
IBERIABANK Corp.	15,500	797,940
Park National Corp.	5,837	379,638
Westamerica Bancorporation	14,700	772,044
		2,471,534

Commercial Services & Supplies - 0.9%
M&F Worldwide Corp.*	25,200	682,920

Communications Equipment - 1.4%
EchoStar Corp.*	19,000	362,520
Utstarcom, Inc.*	363,300	668,472
		1,030,992

Computers & Peripherals - 1.1%
ADPT Corp.*	279,900	808,911

Construction & Engineering - 1.2%
EMCOR Group, Inc.*	40,000	926,800

Consumer Finance - 2.9%
Nelnet, Inc.	68,600	1,322,608
World Acceptance Corp.*	23,200	888,792
		2,211,400

Diversified Consumer Services - 0.9%
Coinstar, Inc.*	15,400	661,738

Diversified Telecommunication Services - 3.5%
IDT Corp., Class B*	113,000	1,440,750
Vonage Holdings Corp.*	524,800	1,207,040
		2,647,790

Electric Utilities - 1.3%
Cleco Corp.	12,300	324,843
IDACORP, Inc.	20,400	678,708
		1,003,551

Electrical Equipment - 4.9%
American Superconductor Corp.*	63,800	1,702,822
GrafTech International Ltd.*	64,800	947,376
Woodward Governor Co.	42,500	1,085,025
		3,735,223

Electronic Equipment & Instruments - 7.3%
Checkpoint Systems, Inc.*	42,700	741,272
Mercury Computer Systems, Inc.*	75,600	886,788
Multi-Fineline Electronix, Inc.*	28,300	706,368
Power-One, Inc.*	90,600	611,550
Sanmina-SCI Corp.*	142,300	1,936,703
Tech Data Corp.*	18,500	658,970
		5,541,651

Energy Equipment & Services - 1.9%
Cal Dive International, Inc.*	79,500	465,075
Mitcham Industries, Inc.*	93,400	630,450
Unit Corp.*	7,800	316,602
		1,412,127

Food Products - 1.9%
Lancaster Colony Corp.	5,714	304,899
TreeHouse Foods, Inc.*	25,500	1,164,330
		1,469,229

Gas Utilities - 1.8%
WGL Holdings, Inc.	40,600	1,381,618

Health Care Equipment & Supplies - 7.2%
Align Technology, Inc.*	90,300	1,342,761
American Medical Systems Holdings, Inc.*	54,000	1,194,480
Gen-Probe, Inc.*	18,200	826,644
Invacare Corp.	30,200	626,348
Sirona Dental Systems, Inc.*	40,600	1,414,504
		5,404,737

Health Care Providers & Services - 3.7%
Amedisys, Inc.*	38,867	1,708,982
HealthSpring, Inc.*	48,300	749,133
Universal American Corp.*	25,300	364,320
		2,822,435

Hotels, Restaurants & Leisure - 1.0%
Texas Roadhouse, Inc.*	59,600	752,152

Household Durables - 2.1%
American Greetings Corp.	40,800	765,408
La-Z-Boy, Inc.*	65,200	484,436
Libbey, Inc.*	23,600	306,328
		1,556,172

Insurance - 3.4%
American Physicians Capital, Inc.	13,700	422,645
Employers Holdings, Inc.	26,900	396,237
Harleysville Group, Inc.	5,196	161,232
Horace Mann Educators Corp.	22,200	339,660
StanCorp Financial Group, Inc.	22,800	924,312
United Fire & Casualty Co.	15,400	305,228
		2,549,314

Internet Software & Services - 2.1%
Earthlink, Inc.	90,982	724,217
Equinix, Inc.*	10,925	887,328
		1,611,545

IT Services - 2.2%
Sapient Corp.	56,900	576,966
Unisys Corp.*	56,800	1,050,232
		1,627,198

Machinery - 1.0%
Briggs & Stratton Corp.	45,300	771,006

Media - 2.8%
Entercom Communications Corp.*	65,100	574,182
Lee Enterprises, Inc.*	229,500	589,815
Valassis Communications, Inc.*	31,100	986,492
		2,150,489

Oil, Gas & Consumable Fuels - 3.1%
Crosstex Energy, Inc.*	147,900	948,039
Petroleum Development Corp.*	23,166	593,513
World Fuel Services Corp.	30,400	788,576
		2,330,128

Paper & Forest Products - 2.8%
Glatfelter	23,500	254,975
KapStone Paper and Packaging Corp.*	115,000	1,281,100
Wausau Paper Corp.*	82,800	560,556
		2,096,631

Pharmaceuticals - 2.5%
Medicis Pharmaceutical Corp.	28,600	625,768
Par Pharmaceutical Co.'s, Inc.*	47,800	1,240,888
		1,866,656

Professional Services - 1.0%
Diamond Management & Technology Consultants, Inc.	76,348	787,148

Real Estate Investment Trusts - 5.0%
BioMed Realty Trust, Inc.	60,809	978,417
First Potomac Realty Trust	12,837	184,467
Hospitality Properties Trust	41,400	873,540
Kilroy Realty Corp.	24,400	725,412
Weingarten Realty Investors	52,000	990,600
		3,752,436

Semiconductors & Semiconductor Equipment - 2.1%
Axcelis Technologies, Inc.*	74,558	115,565
FSI International, Inc.*	192,784	807,765
Lattice Semiconductor Corp.*	159,900	693,966
		1,617,296

Software - 2.7%
Informatica Corp.*	37,000	883,560
S1 Corp.*	194,100	1,166,541
		2,050,101

Specialty Retail - 4.9%
MarineMax, Inc.*	18,200	126,308
Pier 1 Imports, Inc.*	134,600	862,786
Sally Beauty Holdings, Inc.*	149,200	1,223,440
Select Comfort Corp.*	168,400	1,473,500
		3,686,034

Textiles, Apparel & Luxury Goods - 3.0%
CROCS, Inc.*	58,800	622,104
Culp, Inc.*	72,800	797,888
Unifirst Corp.	19,700	867,194
		2,287,186

Thrifts & Mortgage Finance - 4.0%
Beneficial Mutual Bancorp, Inc.*	42,379	418,705
BofI Holding, Inc.*	64,700	913,564
Provident Financial Services, Inc.	69,300	810,117
United Financial Bancorp, Inc.	63,300	864,045
		3,006,431

Trading Companies & Distributors - 2.2%
Applied Industrial Technologies, Inc.	65,500	1,658,460

Total Equity Securities (Cost $71,025,406)		73,524,439

HIGH SOCIAL IMPACT INVESTMENTS - 1.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.76%, 7/1/10 (b)(i)(r)	$1,151,905	1,148,668

Total High Social Impact Investments (Cost $1,151,905)		1,148,668

TIME DEPOSIT - 3.0%
State Street Corp. Time Deposit, 0.01%, 7/1/10	2,263,013	2,263,013

Total Time Deposit (Cost $2,263,013)		2,263,013

TOTAL INVESTMENTS (Cost $74,440,324) - 101.8%		76,936,120
Other assets and liabilities, net - (1.8%)		(1,335,295)
NET ASSETS - 100%		$75,600,825
		===========

(b) This security was valued by the Board of Trustees. See Note A.
(i) Restricted securities represent 1.5% of the net assets of the Fund.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.76%, 7/1/10	7/2/07	$1,151,905

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

ASSET-BACKED SECURITIES - 4.2%	PRINCIPAL AMOUNT	VALUE
ACLC Business Loan Receivables Trust, 1.00%, 10/15/21 (e)(r)	$51,633	$49,966
AmeriCredit Automobile Receivables Trust:
0.381%, 5/7/12 (r)	622,985	622,260
2.26%, 5/15/12	6,863,631	6,887,075
4.63%, 6/6/12	1,346,456	1,347,213
5.02%, 11/6/12	2,978,596	2,990,518
5.64%, 9/6/13	8,631,045	8,836,409
Americredit Prime Automobile Receivable, 5.22%, 6/8/12	491,720	494,541
Atherton Franchisee Loan Funding LLC, 7.08%, 5/15/20 (e)	508,912	509,990
Capital Auto Receivables Asset Trust:
4.98%, 5/15/11	103,380	103,565
1.38%, 5/16/11 (b)(e)(r)	5,076,365	5,078,546
1.05%, 12/15/11 (r)	3,527,387	3,530,779
5.07%, 12/15/11	3,183,000	3,211,310
Capital One Auto Finance Trust, 5.03%, 4/15/12	2,107,269	2,111,347
Captec Franchise Trust, 8.155%, 6/15/13 (e)	996,461	885,254
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	20,180,000	20,249,599
CNH Equipment Trust, 4.12%, 5/15/12	3,254,322	3,274,772
Countrywide Asset-Backed Certificates, 0.797%, 11/25/34 (r)	118,328	88,679
CPS Auto Trust, 6.48%, 7/15/13 (e)	23,214,291	23,872,927
Daimler Chrysler Auto Trust:
4.98%, 11/8/11	1,665,394	1,682,544
1.03%, 2/8/12 (r)	208,348	208,448
DB Master Finance LLC, 5.779%, 6/20/31 (e)	31,500,000	30,691,710
Enterprise Mortgage Acceptance Co. LLC, 7.143%, 1/15/27 (e)(r)	7,454,582	3,578,199
FMAC Loan Receivables Trust:
2.587%, 11/15/18 (e)(r)(u)	10,599,131	139,114
0.335%, 4/15/19 (e)(r)	11,240,397	351,262
Ford Credit Auto Owner Trust:
5.15%, 11/15/11	1,600,351	1,629,654
4.28%, 5/15/12	3,711,931	3,752,220
GS Auto Loan Trust:
5.39%, 12/15/11	1,888,394	1,902,362
4.56%, 11/15/13	234,360	234,595
Triad Auto Receivables Owner Trust, 4.88%, 4/12/13	8,649,285	8,766,089
Wachovia Auto Loan Owner Trust, 5.08%, 4/20/12 (e)	3,029,702	3,052,483
Wachovia Auto Owner Trust, 5.38%, 3/20/13	1,172,459	1,197,336

Total Asset-Backed Securities (Cost $141,132,497)		141,330,766

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.2%
American Home Mortgage Assets, 0.533%, 10/25/46 (r)	6,687,799	3,376,743
Banc of America Mortgage Securities, Inc., 6.25%, 10/25/36	2,197,341	391,256
Bella Vista Mortgage Trust, 0.598%, 5/20/45 (r)	22,233	11,679
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	77,270	76,475
Chase Mortgage Finance Corp.:
5.229%, 12/25/35 (r)	619,105	573,066
3.274%, 2/25/37 (r)	594,486	543,508
3.38%, 2/25/37 (r)	3,853,141	3,656,679
3.815%, 2/25/37 (r)	1,228,243	1,194,793
CS First Boston Mortgage Securities Corp.:
2.953%, 12/25/33 (r)	2,345,083	1,105,198
5.25%, 12/25/35	2,831,995	2,831,865
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	4,190,000	4,170,856
Impac CMB Trust:
0.987%, 9/25/34 (r)	73,105	52,770
1.087%, 11/25/34 (r)	52,307	38,732
0.867%, 4/25/35 (r)	671,324	481,555
0.967%, 4/25/35 (r)	229,906	78,085
0.887%, 5/25/35 (r)	2,091,658	1,534,480
0.663%, 8/25/35 (r)	502,256	351,682
0.597%, 10/25/35 (r)	2,197,205	1,047,347
JP Morgan Mortgage Trust:
3.547%, 7/25/35 (r)	463,197	429,381
5.293%, 7/25/35 (r)	9,282,688	8,809,498
Merrill Lynch Mortgage Investors, Inc.:
2.80%, 2/25/35 (r)	673,787	605,076
5.127%, 12/25/35 (r)	12,053,676	12,013,260
Residential Accredit Loans, Inc.:
0.226%, 5/25/19 (r)	54,181,090	329,600
6.00%, 12/25/35	3,960,030	2,716,977
Residential Asset Securitization Trust, 6.25%, 11/25/36	1,687,535	1,084,110
Structured Asset Mortgage Investments, Inc.:
0.537%, 9/25/36 (r)	4,061,622	2,290,394
0.527%, 7/25/46 (r)	1,114,698	586,488
Structured Asset Securities Corp., 5.00%, 6/25/35	8,787,172	6,927,973
WaMu Mortgage Pass Through Certificates:
4.81%, 10/25/35 (r)	18,000,000	14,745,665
1.839%, 4/25/44 (r)	11,677	9,557
Wells Fargo Mortgage Backed Securities Trust, 0.193%, 10/25/36	50,009,422	226,653

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $73,191,730)		72,291,401

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Crown Castle Towers LLC:
5.245%, 11/15/36 (e)	2,720,000	2,826,671
5.362%, 11/15/36 (e)	1,210,000	1,256,217
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,000,000	909,660

Total Commercial Mortgage-Backed Securities (Cost $4,551,138)		4,992,548

CORPORATE BONDS - 62.4%
Achmea Hypotheekbank NV:
0.694%, 11/3/14 (e)(r)	4,665,000	4,664,309
3.20%, 11/3/14 (e)	7,000,000	7,263,482
Affiliated Computer Services, Inc., 5.20%, 6/1/15	3,000,000	3,142,500
Alcoa, Inc.:
7.375%, 8/1/10	10,500,000	10,528,541
6.50%, 6/1/11	2,000,000	2,051,180
6.00%, 1/15/12	12,500,000	13,016,381
5.375%, 1/15/13	2,167,000	2,243,628
6.00%, 7/15/13	3,000,000	3,152,685
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	385,345	-
15.36%, 12/1/10 (b)(r)(x)*	259,801	-
Ally Financial, Inc., 2.738%, 12/1/14 (r)	4,000,000	3,410,000
American Express Bank FSB:
0.477%, 5/29/12 (r)	6,000,000	5,905,378
0.50%, 6/12/12	975,000	959,884
American Express Centurion Bank:
0.43%, 7/13/10 (r)	1,840,000	1,839,941
0.50%, 6/12/12	2,022,000	1,989,485
American Honda Finance Corp., 1.289%, 6/20/11 (e)(r)	11,900,000	11,871,538
Amphenol Corp., 4.75%, 11/15/14	6,450,000	6,796,600
Anadarko Finance Co., 6.75%, 5/1/11	2,150,000	2,128,500
Anadarko Petroleum Corp.:
7.625%, 3/15/14	1,195,000	1,135,250
5.75%, 6/15/14	17,530,000	15,777,000
5.95%, 9/15/16	7,085,000	6,075,388
Analog Devices, Inc., 5.00%, 7/1/14	5,000,000	5,390,282
Anglo American Capital plc, 9.375%, 4/8/14 (e)	5,280,000	6,316,676
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	3,000,000	3,087,163
2.50%, 3/26/13 (e)	9,000,000	9,096,885
4.125%, 1/15/15	2,937,000	3,076,856
3.625%, 4/15/15 (e)	1,175,000	1,197,852
ANZ National International Ltd., 2.375%, 12/21/12 (e)	2,500,000	2,531,346
APL Ltd., 8.00%, 1/15/24 (b)	3,915,000	3,132,000
ArcelorMittal:
5.375%, 6/1/13	20,035,000	21,233,059
6.50%, 4/15/14	8,125,000	8,714,586
Arrow Electronics, Inc., 6.875%, 6/1/18	7,954,000	8,804,554
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	350,000	3,500
Australia & New Zealand Banking Group Ltd., 0.605%, 10/21/11 (e)(r)	4,450,000	4,460,351
BAC Capital Trust XV, 1.338%, 6/1/56 (r)	45,690,000	27,714,205
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	22,347,540	23,688,393
Bank of America Corp.:
0.638%, 4/30/12 (r)	18,470,000	18,603,224
4.50%, 4/1/15	4,500,000	4,550,967
Bank of Nova Scotia:
0.495%, 1/6/12 (r)	4,500,000	4,500,000
0.788%, 3/5/12 (r)	19,140,000	19,140,000
BankAmerica Capital III, 0.873%, 1/15/27 (r)	2,500,000	1,683,187
BankBoston Capital Trust III, 1.287%, 6/15/27 (r)	1,450,000	978,849
Barclays Bank plc, 2.50%, 1/23/13	8,000,000	7,952,861
Belvoir Land LLC, 5.35%, 12/15/25 (e)	2,000,000	1,788,460
Bemis Co., Inc., 5.65%, 8/1/14	2,000,000	2,204,660
Berkshire Hathaway Finance Corp., 0.423%, 1/13/12 (r)	1,250,000	1,248,504
Berkshire Hathaway, Inc., 0.858%, 2/11/13 (r)	53,000,000	52,994,330
BNP Paribas, 0.695%, 4/8/13 (r)	6,450,000	6,414,446
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	8,409,000	8,009,573
Bunge Ltd. Finance Corp., 5.875%, 5/15/13	5,000,000	5,376,437
C5 Capital SPV Ltd., 6.196% to 12/31/11, floating rate thereafter to 12/31/49 (e)(r)	3,500,000	2,345,000
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	19,110,000	12,612,600
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	7,000,000	7,239,876
Capital One Capital VI, 8.875%, 5/15/40	11,250,000	11,531,250
Capital One Financial Corp., 4.80%, 2/21/12	2,000,000	2,075,932
CareFusion Corp.:
4.125%, 8/1/12	2,000,000	2,091,856
5.125%, 8/1/14	2,000,000	2,156,725
Cargill, Inc., 1.555%, 1/21/11 (e)(r)	10,000,000	10,037,810
Caterpillar Financial Services Corp., 0.787%, 12/16/11 (r)	10,000,000	10,010,770
Cellco Partnership, 3.065%, 5/20/11 (r)	15,000,000	15,322,039
Cenovus Energy, Inc., 4.50%, 9/15/14	2,000,000	2,137,196
Charter One Bank:
5.50%, 4/26/11	13,000,000	13,292,643
6.375%, 5/15/12	5,000,000	5,297,716
Chase Capital II, 0.844%, 2/1/27 (r)	3,282,000	2,447,307
Chase Capital VI, 0.969%, 8/1/28 (r)	1,500,000	1,169,383
Chesapeake Energy Corp.:
7.625%, 7/15/13	30,900,000	32,290,500
6.50%, 8/15/17	3,000,000	2,970,000
Chevron Phillips Chemical Co. LLC, 7.00%, 3/15/11	11,500,000	11,908,212
Citibank:
0.294%, 7/12/11 (r)	4,875,000	4,881,431
0.39%, 5/7/12 (r)	5,550,000	5,562,475
Citigroup Funding, Inc.:
0.668%, 4/30/12 (r)	15,000,000	15,119,070
0.344%, 7/12/12 (r)	8,500,000	8,536,006
Citigroup, Inc.:
6.50%, 1/18/11	9,000,000	9,248,886
5.25%, 2/27/12	3,000,000	3,121,833
5.50%, 4/11/13	4,000,000	4,155,040
6.00%, 12/13/13	4,750,000	4,978,894
0.663%, 3/7/14 (r)	3,750,000	3,459,056
5.50%, 10/15/14	3,000,000	3,113,894
6.01%, 1/15/15	17,550,000	18,388,921
4.75%, 5/19/15	1,500,000	1,498,524
Columbia University, 6.83%, 12/15/20	338,710	401,547
Comcast Corp., 5.90%, 3/15/16	4,951,000	5,569,538
Commonwealth Bank of Australia, 0.644%, 11/4/11 (e)(r)	7,000,000	6,994,240
COX Communications, Inc., 7.75%, 11/1/10	15,380,000	15,687,512
Credit Agricole SA:
0.694%, 2/2/12 (e)(r)	10,000,000	9,946,460
8.375% to 10/13/19, floating rate thereafter to 10/29/49 (e)(r)	2,400,000	2,268,360
Credit Suisse USA, Inc., 0.636%, 8/16/11 (r)	5,850,000	5,829,688
Crown Castle Towers LLC:
4.523%, 1/15/35 (e)	5,000,000	5,491,497
5.495%, 1/15/37 (e)	4,000,000	4,465,325
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	2,186,350	2,489,488
Deutsche Bank Capital Trust, 2.089%, 12/29/49 (b)(r)	2,600,000	1,898,000
Dexia Credit Local, 0.544%, 1/12/12 (e)(r)	6,350,000	6,302,375
Discover Financial Services, 6.45%, 6/12/17	1,375,000	1,406,350
Discovery Communications LLC, 3.70%, 6/1/15	2,500,000	2,560,636
DISH DBS Corp., 6.375%, 10/1/11	2,450,000	2,529,625
Dominion Resources, Inc.:
8.875%, 1/15/19	2,500,000	3,286,821
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	4,000,000	3,681,200
Dow Chemical Co.:
2.624%, 8/8/11 (r)	9,500,000	9,625,030
4.85%, 8/15/12	8,100,000	8,513,620
EI du Pont de Nemours & Co., 0.237%, 12/27/39 (r)	1,600,000	1,529,573
Enterprise Products Operating LLC:
7.50%, 2/1/11	8,984,000	9,273,769
7.625%, 2/15/12	10,000,000	10,843,667
4.60%, 8/1/12	7,930,000	8,279,706
9.75%, 1/31/14	7,080,000	8,552,960
3.70%, 6/1/15	3,200,000	3,241,211
7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	9,102,000	8,049,121
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	7,730,000	7,111,600
Equity One, Inc., 6.25%, 12/15/14	5,500,000	5,774,704
Express Scripts, Inc., 5.25%, 6/15/12	5,000,000	5,337,350
First Data Corp., 9.875%, 9/24/15	3,000,000	2,272,500
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,500,000	1,576,471
Fleet Capital Trust V, 1.539%, 12/18/28 (r)	3,200,000	2,344,514
FMG Finance Proprietary Ltd.:
4.538%, 9/1/11 (e)(r)	47,629,000	47,301,551
10.625%, 9/1/16 (e)	2,500,000	2,775,000
Ford Motor Credit Co. LLC:
5.787%, 6/15/11 (r)	12,900,000	12,959,362
9.875%, 8/10/11	3,000,000	3,157,500
3.048%, 1/13/12 (r)	24,050,000	23,358,562
7.80%, 6/1/12	2,000,000	2,060,000
8.00%, 12/15/16	1,500,000	1,526,250
Fortune Brands, Inc.:
5.125%, 1/15/11	5,250,000	5,351,284
3.00%, 6/1/12	2,100,000	2,129,068
Foster's Finance Corp., 6.875%, 6/15/11 (e)	10,000,000	10,449,273
Four Fishers LLC VRDN, 0.60%, 4/1/24 (r)	3,945,000	3,945,000
FPL Group Capital, Inc., 0.774%, 11/9/12 (r)	12,700,000	12,698,065
GameStop Corp., 8.00%, 10/1/12	9,661,000	9,926,677
General Electric Capital Corp.:
0.837%, 6/8/12 (r)	4,830,000	4,868,775
0.391%, 6/20/13 (b)	22,000,000	21,076,000
3.50%, 6/29/15	15,000,000	14,951,264
General Motors Corp.:
8.25%, 7/15/23 (ii)*	13,316,000	3,994,800
8.375%, 7/15/33 (ii)*	1,500,000	476,250
Georgia Power Co., 0.857%, 3/15/13 (r)	4,000,000	3,993,444
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	10,440,000	2,818,800
3.046%, 4/20/10 (b)(e)(r)(y)*	10,830,000	3,086,550
3.226%, 1/21/11 (b)(e)(r)(y)*	1,000,000	285,000
6.33%, 7/28/11 (b)(e)(y)*	180,000	51,300
GMAC LLC, 0.539%, 12/19/12 (r)	3,360,000	3,365,028
GMAC, Inc.:
5.75%, 9/27/10	4,000,000	4,000,000
6.00%, 12/15/11	4,008,000	4,013,010
1.75%, 10/30/12	3,970,000	4,039,644
8.30%, 2/12/15 (e)	5,000,000	5,062,500
Goldman Sachs Capital III, 1.438%, 9/29/49 (r)	8,000,000	4,906,690
Goldman Sachs Group, Inc.:
0.692%, 10/7/11 (r)	6,794,000	6,725,711
0.624%, 11/9/11 (r)	12,470,000	12,529,307
0.533%, 2/6/12 (r)	5,450,000	5,312,471
0.737%, 3/15/12 (r)	4,620,000	4,633,440
3.625%, 8/1/12	9,980,000	10,208,581
5.45%, 11/1/12	4,000,000	4,231,461
1.135%, 9/29/14 (r)	3,000,000	2,826,083
0.707%, 7/22/15 (r)	5,000,000	4,514,787
6.15%, 4/1/18	4,870,000	5,088,098
Great River Energy, 5.829%, 7/1/17 (e)	18,731,908	21,024,997
Greenpoint Bank, 9.25%, 10/1/10	5,475,000	5,576,147
Greif, Inc., 6.75%, 2/1/17	300,000	297,000
Hanson Ltd., 7.875%, 9/27/10	950,000	954,756
HCP, Inc., 5.95%, 9/15/11	10,391,000	10,783,542
Hewlett-Packard Co., 1.586%, 5/27/11 (r)	10,000,000	10,096,336
Howard Hughes Medical Institute, 3.45%, 9/1/14	13,700,000	14,453,051
HRPT Properties Trust, 1.137%, 3/16/11 (r)	10,548,000	10,436,017
Hyundai Motor Manufacturing, 4.50%, 4/15/15 (e)	3,200,000	3,173,376
Ingersoll-Rand Global Holding Co. Ltd., 1.923%, 8/13/10 (r)	10,000,000	10,014,793
Irwin Land LLC, 4.51%, 12/15/15 (e)	1,110,000	1,099,211
ITT Corp., 4.90%, 5/1/14	4,000,000	4,364,195
John Deere Capital Corp.:
1.004%, 1/18/11 (r)	10,000,000	10,041,100
1.287%, 6/10/11 (r)	4,700,000	4,728,681
JPMorgan Chase & Co.:
0.421%, 4/1/11 (r)	9,115,000	9,131,134
0.767%, 6/15/12 (r)	4,370,000	4,384,897
0.787%, 12/26/12 (r)	23,170,000	23,384,219
1.16%, 2/26/13 (r)	17,500,000	17,476,300
JPMorgan Chase Bank, 0.866%, 6/13/16 (r)	7,500,000	6,822,086
JPMorgan Chase Capital XXIII, 1.436%, 5/15/77 (r)	2,500,000	1,829,023
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)*	7,000,000	1,680,000
KeyBank, 5.80%, 7/1/14	7,500,000	8,009,451
Koninklijke Philips Electronics NV, 1.687%, 3/11/11 (r)	9,980,000	10,031,371
Lafarge SA, 6.15%, 7/15/11	7,523,000	7,712,579
Leucadia National Corp., 8.125%, 9/15/15	21,450,000	21,957,215
Life Technologies Corp., 3.375%, 3/1/13	4,000,000	4,074,678
Lincoln National Corp., 4.30%, 6/15/15	2,000,000	2,028,008
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.217%, 12/1/12 (e)	2,605,000	2,655,641
5.733%, 12/1/17 (e)	2,000,000	2,099,960
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	3,000
Mack-Cali Realty LP, 7.75%, 2/15/11	5,920,000	6,106,239
Macy's Retail Holdings, Inc.:
10.625%, 11/1/10	3,500,000	3,600,625
6.625%, 4/1/11	2,500,000	2,562,500
Masco Corp., 4.80%, 6/15/15	4,250,000	3,946,620
MBNA Capital, 1.144%, 2/1/27 (r)	12,000,000	8,056,102
Merrill Lynch & Co., Inc., 1.297%, 9/15/26 (r)	4,200,000	3,224,503
MetLife, Inc., 0.855%, 6/29/12 (r)	13,250,000	13,321,495
Metropolitan Life Global Funding I:
1.55%, 4/14/11 (e)(r)	12,280,000	12,289,394
0.698%, 7/13/11 (e)(r)	10,000,000	9,998,511
MGM Mirage, 8.50%, 9/15/10	3,500,000	3,500,000
Mirant Americas Generation LLC, 8.30%, 5/1/11	6,530,000	6,676,925
Morgan Stanley:
0.545%, 1/9/12 (r)	4,000,000	3,886,718
0.654%, 2/10/12 (r)	3,000,000	3,018,923
2.93%, 5/14/13 (r)	2,000,000	2,006,381
4.20%, 11/20/14	3,000,000	2,963,144
4.10%, 1/26/15	20,000,000	19,503,236
6.00%, 4/28/15	3,000,000	3,139,458
0.754%, 10/18/16 (r)	1,000,000	868,060
National Australia Bank Ltd., 0.775%, 1/8/13 (e)(r)	6,000,000	6,007,500
National City Corp., 4.00%, 2/1/11	3,800,000	3,825,840
National Semiconductor Corp., 6.15%, 6/15/12	5,000,000	5,333,676
Nationwide Building Society, 0.616%, 5/17/12 (e)(r)	5,400,000	5,397,194
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	4,000,000	4,168,229
6.90%, 10/1/37	8,890,000	9,132,821
6.59%, 7/7/38	1,300,000	1,350,805
NBC Universal, Inc., 3.65%, 4/30/15 (e)	9,000,000	9,214,896
New Albertsons, Inc., 7.50%, 2/15/11	1,388,000	1,417,495
Nissan Motor Acceptance Corp.:
5.625%, 3/14/11 (e)	750,000	771,000
4.50%, 1/30/15 (e)	2,000,000	2,063,673
Noble Group Ltd., 6.75%, 1/29/20 (e)	10,000,000	9,725,000
Nordea Bank AB, 2.50%, 11/13/12 (e)	10,000,000	10,054,429
Nordea Bank Finland plc, 0.598%, 4/13/12 (r)	8,000,000	8,000,000
Ohana Military Communities LLC, 5.462%, 10/1/26 (e)	17,500,000	17,352,300
OPTI Canada, Inc., 9.00%, 12/15/12 (e)	500,000	505,000
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,400,000	-
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	3,000,000	2,947,500
PACCAR Financial Corp., 0.801%, 4/5/13 (r)	8,930,000	8,912,782
Pacific Pilot Funding Ltd., 1.055%, 10/20/16 (e)(r)	448,710	380,436
Pepco Holdings, Inc., 6.45%, 8/15/12	13,828,000	15,174,758
Pioneer Natural Resources Co.:
5.875%, 7/15/16	24,000,000	23,776,217
6.65%, 3/15/17	1,000,000	1,012,683
7.50%, 1/15/20	5,000,000	5,150,000
PNC Funding Corp.:
0.478%, 1/31/12 (r)	9,415,000	9,323,264
0.491%, 4/1/12 (r)	6,970,000	7,011,046
Preferred Term Securities IX Ltd., 1.035%, 4/3/33 (e)(r)	723,463	453,973
Procter & Gamble - ESOP, 0.146%, 11/15/39 (r)	1,000,000	992,432
Qwest Capital Funding, Inc., 7.25%, 2/15/11	2,000,000	2,040,000
Rabobank Nederland NV:
0.547%, 8/5/11 (e)(r)	2,200,000	2,198,455
11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)	2,000,000	2,465,780
Rio Tinto Alcan, Inc., 4.50%, 5/15/13	3,400,000	3,582,462
Rio Tinto Finance USA Ltd.:
8.95%, 5/1/14	2,750,000	3,335,949
9.00%, 5/1/19	1,500,000	1,960,372
Royal Bank of Scotland Group plc:
5.00%, 10/1/14	5,000,000	4,688,422
4.875%, 3/16/15	24,350,000	24,210,612
SBA Tower Trust, 4.254%, 4/15/40 (e)	7,250,000	7,550,950
Senior Housing Properties Trust, 6.75%, 4/15/20	2,000,000	1,975,000
Shell International Finance BV, 3.10%, 6/28/15	9,000,000	9,123,921
Skyway Concession Co. LLC, 0.813%, 6/30/17 (b)(e)(r)	2,500,000	2,144,075
Southern Co., 0.705%, 10/21/11 (r)	3,000,000	3,005,968
Sprint Capital Corp., 7.625%, 1/30/11	8,350,000	8,517,000
State Street Bank and Trust Co., 0.737%, 9/15/11 (r)	10,000,000	10,037,846
Steel Dynamics, Inc., 7.375%, 11/1/12	4,000,000	4,135,000
Sun Life Financial Global Funding LP, 0.542%, 7/6/10 (e)(r)	2,000,000	1,999,973
Suncorp-Metway Ltd., 0.914%, 12/17/10 (e)(r)	12,930,000	12,930,119
Sunoco, Inc., 6.75%, 4/1/11	2,000,000	2,054,941
SunTrust Bank:
6.375%, 4/1/11	10,000,000	10,286,232
0.588%, 5/21/12 (r)	26,863,000	26,013,855
0.774%, 8/24/15 (r)	5,650,000	5,075,749
SunTrust Capital I, 1.106%, 5/15/27 (r)	1,000,000	696,493
Susquehanna Bancshares, Inc., 2.164%, 5/1/14 (r)	2,000,000	1,531,988
Svenska Handelsbanken AB, 1.536%, 9/14/12 (e)(r)	11,800,000	11,845,607
Systems 2001 AT LLC, 7.156%, 12/15/11 (e)	668,806	697,231
TCM Sub LLC, 3.55%, 1/15/15 (e)	3,000,000	3,074,214
TD Ameritrade Holding Corp.:
2.95%, 12/1/12	1,000,000	1,018,576
4.15%, 12/1/14	2,180,000	2,265,127
Telecom Italia Capital SA, 0.824%, 2/1/11 (r)	5,000,000	4,959,704
Telefonica Emisiones SAU:
0.674%, 2/4/13 (r)	18,030,000	17,377,355
2.582%, 4/26/13	11,940,000	11,888,962
The Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 6/15/11	9,525,000	9,972,675
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	658,859	6,589
Timken Co., 6.00%, 9/15/14	4,700,000	5,132,736
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	116,530,000	21,558,050
2/15/45 (b)(e)	158,728,969	23,310,936
Transocean, Inc., 1.625%, 12/15/37	17,069,000	16,505,723
Travelers Insurance Company Ltd., 0.553%, 12/8/11 (b)(r)	1,500,000	1,482,375
United Air Lines, Inc., 10.40%, 5/1/18	1,607,964	1,736,602
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	50,000,000	50,649,436
Vornado Realty LP, 5.60%, 2/15/11	5,120,000	5,199,782
Wachovia Bank:
7.80%, 8/18/10	2,000,000	2,016,912
0.724%, 11/3/14 (r)	4,600,000	4,383,392
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	31,007,000	24,495,530
Wachovia Corp.:
0.657%, 3/15/11 (r)	175,000	174,952
0.433%, 10/15/11 (r)	4,000,000	3,970,409
0.688%, 3/1/12 (r)	13,930,000	13,768,633
0.678%, 10/28/15 (r)	2,000,000	1,790,454
7.574%, 8/1/26 (r)	1,000,000	1,139,188
Wal-Mart Stores, Inc., 8.07%, 12/21/12	266,731	282,518
Wells Fargo & Co., 0.757%, 6/15/12 (r)	1,830,000	1,841,504
Westfield Capital Corp. Ltd., 4.375%, 11/15/10 (e)	29,033,000	29,316,502
Westpac Banking Corp.:
0.605%, 10/21/11 (e)(r)	16,280,000	16,289,050
0.726%, 12/14/12 (e)(r)	4,250,000	4,249,779
Williams Co.'s, Inc., 2.291%, 10/1/10 (e)(r)	27,110,000	27,041,046
Williams Partners LP, 7.50%, 6/15/11	8,405,000	8,791,502
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (b)(e)	9,824,636	9,053,402
Wm. Wrigley Jr. Co., 1.913%, 6/28/11 (e)(r)	25,000,000	25,062,500
Woodside Finance Ltd., 4.50%, 11/10/14 (e)	5,000,000	5,137,479
Xerox Corp., 4.25%, 2/15/15	2,000,000	2,057,910
Xstrata Canada Corp., 8.375%, 2/15/11	9,370,000	9,735,790
Yara International ASA:
5.25%, 12/15/14 (e)	5,250,000	5,664,769
7.875%, 6/11/19 (e)	2,200,000	2,676,524

Total Corporate Bonds (Cost $2,048,080,643)		2,092,305,899

MUNICIPAL OBLIGATIONS - 7.0%
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	11,000,000	10,345,720
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Bonds, 5.10%, 10/1/15	540,000	558,808
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11	490,000	510,399
Burlingame California PO Revenue Bonds, 5.255%, 6/1/11	1,000,000	1,021,500
Butler Pennsylvania Redevelopment Authority Tax Allocation Bonds, 5.25%, 12/1/13	680,000	697,680
Calhoun County Alabama Economic Development Council Revenue VRDN, 0.53%, 4/1/21 (r)	1,300,000	1,300,000
California State Industry Sales Tax Revenue Bonds, 5.00%, 1/1/12	2,900,000	2,994,975
California State Infrastructure & Economic Development Bank Revenue VRDN, 0.16%, 4/1/42 (r)	6,700,000	6,700,000
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon, 6/1/13	3,190,000	2,754,150
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	174,200
Chelsea Michigan Economic Development Corp. LO Revenue VRDN, 0.33%, 10/1/36 (r)	2,000,000	2,000,000
Chesapeake Virginia Hospital Authority Revenue VRDN, 0.20%, 7/1/31 (r)	6,300,000	6,300,000
Chicago Illinois MFH Revenue VRDN, 0.38%, 7/1/29 (r)	1,505,000	1,505,000
Colorado State HFA Revenue VRDN:
0.22%, 10/15/16 (r)	3,400,000	3,400,000
0.22%, 10/15/16 (r)	3,000,000	3,000,000
Colorado State Housing and Finance Authority Revenue VRDN, 0.22%, 10/15/16 (r)	5,590,000	5,590,000
Cook County Illinois School District GO Bonds:
No. 089 Maywood, Zero Coupon, 12/1/12	2,135,000	1,919,984
No. 095 Brookfield, 5.45%, 12/1/11	200,000	210,538
No. 170 Chicago Heights, Zero Coupon, 12/1/12	380,000	341,730
Corte Madera California COPs, 5.447%, 2/1/16	1,130,000	1,154,080
District of Columbia Revenue VRDN, 0.26%, 4/1/38 (r)	1,000,000	1,000,000
Englewood Colorado MFH Revenue VRDN, 0.25%, 12/1/26 (r)	2,600,000	2,600,000
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,710,000	1,708,358
Fall Creek Wisconsin School District GO Bonds, 5.91%, 3/1/19	605,000	646,164
Florida State Housing Finance Corp. MFH Revenue VRDN:
0.29%, 10/15/32 (r)	2,200,000	2,200,000
0.40%, 10/15/32 (r)	800,000	800,000
Frisco Texas Economic Development Corp. Sales Tax Revenue Bonds, 5.619%, 2/15/17	1,000,000	1,044,730
Highlands County Florida Health Facilities Authority Revenue VRDN:
0.27%, 11/15/27 (r)	6,000,000	6,000,000
0.28%, 11/15/27 (r)	700,000	700,000
Hills City Iowa Health Facilities Revenue VRDN, 2.75%, 8/1/35 (r)	3,500,000	3,500,000
Hillsborough County Florida Port District Revenue Bonds, Zero Coupon:
6/1/11	1,230,000	1,185,708
12/1/11	1,230,000	1,160,751
Illinois State MFH Development Authority Revenue Bonds, 5.662%, 7/1/17	1,690,000	1,768,044
Inglewood California Pension Funding Revenue Bonds, 4.74%, 9/1/10	225,000	225,410
Iowa State Higher Education Loan Authority Revenue VRDN, 2.75%, 10/1/24 (r)	1,700,000	1,700,000
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19	535,000	570,267
La Verne California PO Revenue Bonds, 5.49%, 6/1/11	350,000	361,645
Louisiana State Housing Finance Agency Revenue VRDN, 0.31%, 3/15/37 (r)	2,005,000	2,005,000
Marietta Georgia Housing Authority MFH Revenue VRDN, 0.31%, 7/1/24 (r)	4,100,000	4,100,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds:
5.30%, 7/1/10	630,000	630,050
0.28%, 7/1/34 (r)	1,500,000	1,500,000
Midpeninsula California Regional Open Space District Financing Authority Revenue Bonds, 5.15%, 9/1/12	1,840,000	1,881,179
Milpitas California MFH Revenue VRDN, 0.34%, 8/15/33 (r)	1,900,000	1,900,000
Montgomery County Maryland Housing Opportunities Commission Revenue VRDN, 0.19%, 8/1/15 (r)	5,600,000	5,600,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue VRDN:
Forge Gate Apts. Project, 0.32%, 8/15/31 (r)	1,400,000	1,400,000
Kingswood Apts. Project, 0.32%, 8/15/31 (r)	1,355,000	1,355,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 0.32%, 6/1/34 (r)	3,500,000	3,500,000
Nashville & Davidson County Tennessee Water & Sewage Revenue Bonds, 4.74%, 1/1/15	1,585,000	1,738,856
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	935,000	879,947
Nevada State Housing Division Revenue VRDN, 0.32%, 4/15/39 (r)	9,400,000	9,400,000
New Hampshire State Health & Education Facilities Authority Revenue VRDN, 0.26%, 10/1/38 (r)	2,000,000	2,000,000
New Jersey Economic Development Authority Revenue VRDN, 0.10%, 9/1/31 (r)	2,600,000	2,600,000
New York City Housing Development Corp. MFH Revenue VRDN:
0.32%, 6/15/34 (r)	1,650,000	1,650,000
0.32%, 12/1/35 (r)	8,400,000	8,400,000
0.25%, 11/1/38 (r)	1,000,000	1,000,000
New York State Dormitory Authority Revenue Bonds, 3.85%, 3/15/11	1,850,000	1,894,457
New York State Housing Finance Agency Revenue VRDN:
0.24%, 5/15/33 (r)	11,600,000	11,600,000
0.31%, 5/15/33 (r)	1,200,000	1,200,000
0.24%, 5/15/34 (r)	7,900,000	7,900,000
0.23%, 5/15/36 (r)	1,000,000	1,000,000
New York State Urban Development Corp. Revenue Bonds, 4.38%, 12/15/11	2,300,000	2,426,109
Northwest Washington Open Access Network Revenue Bonds, 6.39%, 12/1/10	935,000	954,616
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/10	2,000,000	1,971,240
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.268%, 9/1/11	2,860,000	2,960,529
5.252%, 9/1/16	1,775,000	1,790,514
5.263%, 9/1/16	2,185,000	2,196,165
Oakland City California PO Revenue Bonds, Zero Coupon, 12/15/12	1,680,000	1,549,968
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/11	6,100,000	5,959,212
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/12	2,000,000	1,923,140
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 5.59%, 9/1/17	1,140,000	1,154,147
Pittsburg California Redevelopment Agency Tax Allocation Bonds, 5.115%, 8/1/16	1,465,000	1,380,396
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.75%, 8/1/15	620,000	651,248
Richfield Minnesota MFH Revenue VRDN, 0.30%, 3/1/34 (r)	4,900,000	4,900,000
Riverside California Public Financing Authority Tax Allocation Bonds, 5.24%, 8/1/17	1,580,000	1,546,409
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	410,000	418,241
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,175,000	1,195,222
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.18%, 9/1/11	825,000	826,972
Shawano-Gresham Wisconsin School District GO Bonds, 5.75%, 3/1/11	105,000	108,400
Shorewood Wisconsin School District GO Bonds, 5.30%, 4/1/16	270,000	292,216
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.20%, 2/1/14	1,145,000	1,269,988
St. Louis Park Minnesota MFH Revenue VRDN, 0.30%, 8/1/34 (r)	1,000,000	1,000,000
St. Paul Minnesota Sales Tax Revenue Bonds, 5.30%, 11/1/12	1,350,000	1,450,602
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	390,000	407,503
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 0.45%, 9/1/27 (r)	3,845,000	3,845,000
Tift County Georgia IDA Revenue VRDN, 0.35%, 2/1/28 (r)	5,000,000	5,000,000
Tucson Arizona IDA Revenue VRDN, 0.32%, 1/15/32 (r)	2,645,000	2,645,000
Vermont State Educational & Health Buildings Financing Agency Revenue VRDN, 0.26%, 10/1/30 (r)	3,100,000	3,100,000
Virginia State Housing Development Authority Revenue Bonds, 4.68%, 8/1/14	10,090,000	10,956,731
Wisconsin Health & Educational Facilities Authority Revenue VRDN, 0.20%, 4/1/35 (r)	14,050,000	14,050,000
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12	335,000	351,097

Total Municipal Obligations (Cost $230,328,053)		233,064,995

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.6%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	18,445,000	18,059,575
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)	5,000,000	3,450,000
AgriBank FCB, 9.125%, 7/15/19	6,000,000	7,106,286
COP I LLC:
3.613%, 12/5/21	4,556,949	4,731,315
3.65%, 12/5/21	6,445,817	6,715,173
New Valley Generation I, 7.299%, 3/15/19	701,788	844,198
New Valley Generation II, 5.572%, 5/1/20	3,220,429	3,551,559
New Valley Generation V, 4.929%, 1/15/21	3,148,309	3,397,364
Overseas Private Investment Corp., 7.45%, 12/15/10	103,409	103,539
Postal Square LP, 8.95%, 6/15/22	4,205,940	5,384,729
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	7,568,849	7,796,444
3.547%, 4/10/22	13,000,000	13,381,420
Private Export Funding Corp., 3.05%, 10/15/14	10,000,000	10,317,432
Tennessee Valley Authority, 4.375%, 6/15/15	11,920,000	13,127,162
Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16 (b)	524,999	607,755
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	7,910,000	5,695,200
Vessel Management Services, Inc.:
5.85%, 5/1/27	8,929,000	10,007,445
5.125%, 4/16/35	6,000,000	6,445,740

Total U.S. Government Agencies and Instrumentalities (Cost $114,194,318)		120,722,336

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association:
5.50%, 1/16/32 (b)	2,473,555	162,253
5.50%, 5/20/32 (b)	2,285,278	126,106

Total U.S. Government Agency Mortgage-Backed Securities (Cost $572,420)		288,359

U.S. TREASURY - 6.5%
United States Treasury Bonds:
4.625%, 2/15/40	38,335,000	43,084,943
4.375%, 5/15/40	76,785,000	83,023,787
United States Treasury Notes:
0.75%, 5/31/12	20,950,000	21,008,922
1.75%, 4/15/13	300,000	306,750
2.50%, 4/30/15	1,020,000	1,056,019
2.125%, 5/31/15	280,000	284,769
3.125%, 4/30/17	2,200,000	2,299,000
3.625%, 2/15/20	32,305,000	34,122,157
3.50%, 5/15/20	29,830,000	31,209,637

Total U.S. Treasury (Cost $207,207,474)		216,395,984

SOVEREIGN GOVERNMENT BONDS - 0.6%
Province of Ontario Canada, 0.934%, 5/22/12 (r)	20,625,000	20,643,408

Total Sovereign Government Bonds (Cost $20,625,000)		20,643,408

TIME DEPOSIT - 12.0%
State Street Corp. Time Deposit, 0.01%, 7/1/10	401,311,434	401,311,434

Total Time Deposit (Cost $401,311,434)		401,311,434

EQUITY SECURITIES - 0.2%	SHARES
CNO Financial Group, Inc.*	98,632	488,228
Woodbourne Capital:
Trust I, Preferred (b)(e)	2,125,000	1,423,750
Trust II, Preferred (b)(e)	2,125,000	1,423,750
Trust III, Preferred (b)(e)	3,125,000	2,093,750
Trust IV, Preferred (b)(e)	3,125,000	2,093,750

Total Equity Securities (Cost $7,730,476)		7,523,228

TOTAL INVESTMENTS (Cost $3,248,925,183) - 98.8%		3,310,870,358
Other assets and liabilities, net - 1.2%		40,477,405
NET ASSETS - 100%		$3,351,347,763
		============

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	2	9/10	$255,000	$2,623
Total Purchased				$2,623
				===========
Sold:
2 Year U.S. Treasury Notes	6,309	9/10	$1,380,586,647	($5,229,428)
5 Year U.S. Treasury Notes	2,359	9/10	279,191,337	(2,970,050)
10 Year U.S. Treasury Notes	130	9/10	15,931,094	13,607
Total Sold				($8,185,871)
				===========

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(u) This security is no longer accruing interest.
(w) Security is in default and is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

ASSET-BACKED SECURITIES - 12.2%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust:
2.26%, 5/15/12	$2,699,181	$2,708,400
4.63%, 6/6/12	144,263	144,344
5.02%, 11/6/12	1,328,950	1,334,269
5.21%, 9/6/13	723,225	741,796
5.64%, 9/6/13	616,503	631,172
0.401%, 12/6/13 (r)	1,931,600	1,928,453
Americredit Prime Automobile Receivable:
5.22%, 6/8/12	386,219	388,435
0.38%, 4/8/13 (r)	121,852	121,781
Atherton Franchisee Loan Funding LLC, 7.08%, 5/15/20 (e)	508,911	509,990
Capital Auto Receivables Asset Trust:
4.98%, 5/15/11	8,812	8,827
1.38%, 5/16/11 (b)(e)(r)	564,041	564,283
1.05%, 12/15/11 (r)	194,776	194,963
5.07%, 12/15/11	2,000,000	2,017,788
0.63%, 2/18/14 (r)	152,513	152,418
Capital One Auto Finance Trust, 5.03%, 4/15/12	108,065	108,274
Chase Funding Mortgage Loan Asset-Backed Certificates, 4.396%, 2/25/30	477,377	472,630
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	2,060,000	2,067,105
CNH Equipment Trust, 4.12%, 5/15/12	1,998,560	2,011,119
CPS Auto Trust, 6.48%, 7/15/13 (e)	3,434,067	3,531,498
Daimler Chrysler Auto Trust:
4.98%, 11/8/11	13,995	14,139
4.94%, 2/8/12	132,627	132,659
3.70%, 6/8/12	85,900	86,582
DB Master Finance LLC, 5.779%, 6/20/31 (e)	2,500,000	2,435,850
Ford Credit Auto Owner Trust:
5.15%, 11/15/11	681,000	693,470
4.28%, 5/15/12	1,349,793	1,364,444
GS Auto Loan Trust:
5.39%, 12/15/11	23,904	24,081
4.56%, 11/15/13	12,335	12,347
Household Automotive Trust:
5.52%, 3/18/13	122,897	126,069
5.67%, 6/17/13	1,424,738	1,462,864
Hyundai Auto Receivables Trust, 5.25%, 5/15/13	414,782	418,398
Long Beach Auto Receivables Trust, 4.25%, 4/15/12	102,149	103,333
Triad Auto Receivables Owner Trust, 4.88%, 4/12/13	404,144	409,602
Wachovia Auto Loan Owner Trust:
5.08%, 4/20/12 (e)	682,365	687,496
5.29%, 6/20/12 (e)	455,000	460,764
5.15%, 7/20/12 (e)	1,205,000	1,226,546
4.27%, 10/22/12	1,295,226	1,305,502
Wachovia Auto Owner Trust, 5.38%, 3/20/13	642,024	655,647

Total Asset-Backed Securities (Cost $31,147,280)		31,257,338

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.5%
Adjustable Rate Mortgage Trust, 0.747%, 2/25/35 (r)	3,040	2,319
American Home Mortgage Assets:
0.533%, 10/25/46 (r)	375,017	189,350
0.472%, 3/25/47 (r)	677,848	377,331
Banc of America Mortgage Securities, Inc., 6.00%, 10/25/36	414,491	409,552
Chase Mortgage Finance Corp.:
3.274%, 2/25/37 (r)	297,243	271,754
3.697%, 2/25/37 (r)	481,316	443,203
Impac CMB Trust:
1.127%, 10/25/34 (r)	3,708	3,065
1.087%, 11/25/34 (r)	27,692	20,505
0.867%, 4/25/35 (r)	4,598	3,298
0.887%, 5/25/35 (r)	333,715	244,819
JP Morgan Mortgage Trust, 5.293%, 7/25/35 (r)	408,479	387,657
Merrill Lynch Mortgage Investors, Inc., 5.127%, 12/25/35 (r)	105,715	105,361
MLCC Mortgage Investors, Inc.:
0.717%, 3/25/28 (r)	23,873	20,797
0.577%, 4/25/29 (r)	363,245	332,659
0.627%, 7/25/29 (r)	14,407	12,831
0.577%, 3/25/30 (b)(r)	6,510	5,920
Sequoia Mortgage Trust, 0.668%, 11/20/34 (r)	30,703	26,117
Structured Asset Mortgage Investments, Inc., 0.537%, 9/25/36 (r)	369,238	208,218
WaMu Mortgage Pass Through Certificates, 4.81%, 10/25/35 (r)	1,000,000	819,204

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $3,553,641)		3,883,960

CORPORATE BONDS - 66.1%
Achmea Hypotheekbank NV, 0.694%, 11/3/14 (e)(r)	750,000	749,889
Alcoa, Inc.:
7.375%, 8/1/10	2,889,000	2,896,853
6.50%, 6/1/11	1,000,000	1,025,590
6.00%, 1/15/12	500,000	520,655
Ally Financial, Inc., 2.738%, 12/1/14 (r)	500,000	426,250
American Express Bank FSB, 0.477%, 5/29/12 (r)	1,000,000	984,230
American Express Centurion Bank, 0.43%, 7/13/10 (r)	60,000	59,998
American Express Credit Corp.:
5.00%, 12/2/10	50,000	50,784
0.51%, 6/16/11	100,000	99,343
0.467%, 2/24/12	380,000	373,274
American Express Travel Related Services Co., Inc., 5.25%, 11/21/11 (e)	185,000	192,207
American Honda Finance Corp., 1.289%, 6/20/11 (e)(r)	1,000,000	997,608
Anadarko Finance Co., 6.75%, 5/1/11	1,550,000	1,534,500
Anglo American Capital plc, 9.375%, 4/8/14 (e)	1,000,000	1,196,340
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	1,000,000	1,029,054
2.50%, 3/26/13 (e)	1,000,000	1,010,765
ANZ National International Ltd.:
0.527%, 8/5/11 (e)(r)	500,000	500,401
2.375%, 12/21/12 (e)	1,000,000	1,012,538
ArcelorMittal, 5.375%, 6/1/13	1,000,000	1,059,798
Australia & New Zealand Banking Group Ltd., 0.605%, 10/21/11 (e)(r)	1,000,000	1,002,326
BAC Capital Trust XV, 1.338%, 6/1/56 (r)	2,000,000	1,213,141
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	966,407	1,024,392
Bank of America Corp.:
0.638%, 4/30/12 (r)	500,000	503,606
4.50%, 4/1/15	500,000	505,663
Bank of Nova Scotia, 0.495%, 1/6/12 (r)	1,500,000	1,500,000
BankAmerica Capital III, 0.873%, 1/15/27 (r)	500,000	336,637
Barnett Capital III, 0.969%, 2/1/27 (r)	500,000	335,497
Bear Stearns Co.'s LLC:
0.728%, 11/28/11 (r)	225,000	224,274
0.868%, 11/21/16 (r)	620,000	580,127
Berkshire Hathaway Finance Corp., 0.423%, 1/13/12 (r)	2,000,000	1,997,606
Berkshire Hathaway, Inc., 0.858%, 2/11/13 (r)	1,000,000	999,893
BNP Paribas, 0.695%, 4/8/13 (r)	1,500,000	1,491,732
Capital One Financial Corp., 4.80%, 2/21/12	935,000	970,498
Cargill, Inc., 1.555%, 1/21/11 (e)(r)	75,000	75,284
Caterpillar Financial Services Corp., 0.787%, 12/16/11 (r)	1,000,000	1,001,077
Cellco Partnership, 3.065%, 5/20/11 (r)	1,000,000	1,021,469
Charter One Bank, 5.50%, 4/26/11	1,685,000	1,722,931
Chase Capital II, 0.844%, 2/1/27 (r)	1,000,000	745,675
Chase Capital VI, 0.969%, 8/1/28 (r)	250,000	194,897
Chesapeake Energy Corp., 7.625%, 7/15/13	1,500,000	1,567,500
Chevron Phillips Chemical Co. LLC, 7.00%, 3/15/11	500,000	517,748
Citibank:
0.294%, 7/12/11 (r)	500,000	500,660
0.39%, 5/7/12 (r)	250,000	250,562
Citigroup Funding, Inc., 0.668%, 4/30/12 (r)	500,000	503,969
Citigroup, Inc.:
6.50%, 1/18/11	1,000,000	1,027,654
5.25%, 2/27/12	1,000,000	1,040,611
6.00%, 12/13/13	750,000	786,141
0.663%, 3/7/14 (r)	1,250,000	1,153,019
Commonwealth Bank of Australia, 0.644%, 11/4/11 (e)(r)	500,000	499,589
COX Communications, Inc., 7.75%, 11/1/10	1,000,000	1,019,994
COX Enterprises, Inc., 7.875%, 9/15/10 (e)	1,000,000	1,011,001
Credit Agricole SA, 0.718%, 6/7/11 (e)(r)	400,000	399,552
Credit Suisse USA, Inc., 0.636%, 8/16/11 (r)	800,000	797,222
Deutsche Bank Capital Trust, 2.089%, 12/29/49 (b)(r)	200,000	146,000
DISH DBS Corp., 6.375%, 10/1/11	500,000	516,250
Dow Chemical Co.:
2.624%, 8/8/11 (r)	500,000	506,581
4.85%, 8/15/12	1,250,000	1,313,830
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	1,000,000	1,011,909
El Paso Natural Gas Co., 7.625%, 8/1/10	1,269,000	1,268,919
Enterprise Products Operating LLC, 7.50%, 2/1/11	1,000,000	1,032,254
Fleet Capital Trust V, 1.539%, 12/18/28 (r)	1,000,000	732,661
FMG Finance Proprietary Ltd., 4.538%, 9/1/11 (e)(r)	3,160,000	3,138,275
Ford Motor Credit Co. LLC:
5.787%, 6/15/11 (r)	750,000	753,451
3.048%, 1/13/12 (r)	2,055,000	1,995,919
7.80%, 6/1/12	500,000	515,000
Fortune Brands, Inc., 5.125%, 1/15/11	750,000	764,469
Foster's Finance Corp., 6.875%, 6/15/11 (e)	2,000,000	2,089,855
FPL Group Capital, Inc., 0.774%, 11/9/12 (r)	800,000	799,878
GameStop Corp., 8.00%, 10/1/12	1,500,000	1,541,250
General Electric Capital Corp.:
0.837%, 6/8/12 (r)	150,000	151,204
0.391%, 6/20/13 (b)	1,000,000	958,000
General Motors Corp., 8.375%, 7/15/33 (ii)*	500,000	158,750
Georgia Power Co., 0.857%, 3/15/13 (r)	1,000,000	998,361
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	120,000	32,400
3.046%, 4/20/10 (b)(e)(r)(y)*	50,000	14,250
3.226%, 1/21/11 (b)(e)(r)(y)*	30,000	8,550
GMAC LLC, 0.539%, 12/19/12 (r)	600,000	600,898
GMAC, Inc.:
5.75%, 9/27/10	1,000,000	1,000,000
6.00%, 12/15/11	500,000	500,625
1.75%, 10/30/12	1,000,000	1,017,543
Goldman Sachs Capital III, 1.438%, 9/29/49 (r)	500,000	306,668
Goldman Sachs Group, Inc.:
0.624%, 11/9/11 (r)	500,000	502,378
0.533%, 2/6/12 (r)	500,000	487,383
0.737%, 3/15/12 (r)	300,000	300,873
3.625%, 8/1/12	1,000,000	1,022,904
1.135%, 9/29/14 (r)	1,000,000	942,027
0.707%, 7/22/15 (r)	1,150,000	1,038,401
Greenpoint Bank, 9.25%, 10/1/10	1,000,000	1,018,474
Hanson Ltd., 7.875%, 9/27/10	300,000	301,502
HCP, Inc., 4.875%, 9/15/10	1,750,000	1,761,341
Hewlett-Packard Co., 1.586%, 5/27/11 (r)	800,000	807,707
Howard Hughes Medical Institute, 3.45%, 9/1/14	500,000	527,484
HRPT Properties Trust, 1.137%, 3/16/11 (r)	851,000	841,965
Ingersoll-Rand Global Holding Co. Ltd., 1.923%, 8/13/10 (r)	310,000	310,459
International Business Machines Corp., 0.344%, 11/4/11 (r)	1,000,000	1,000,250
John Deere Capital Corp.:
3.50%, 10/15/10	200,000	201,225
1.004%, 1/18/11 (r)	100,000	100,411
1.287%, 6/10/11 (r)	300,000	301,831
JPMorgan Chase & Co.:
0.421%, 4/1/11 (r)	500,000	500,885
0.574%, 2/22/12 (r)	500,000	496,197
0.767%, 6/15/12 (r)	300,000	301,023
0.787%, 12/26/12 (r)	500,000	504,623
1.16%, 2/26/13 (r)	1,000,000	998,646
JPMorgan Chase Capital XXIII, 1.436%, 5/15/77 (r)	250,000	182,902
Kerr-McGee Corp., 6.875%, 9/15/11	2,265,000	2,231,025
Koninklijke KPN NV, 8.00%, 10/1/10	1,225,000	1,244,489
Koninklijke Philips Electronics NV, 1.687%, 3/11/11 (r)	520,000	522,677
Kraft Foods, Inc., 0.928%, 8/11/10 (r)	279,000	279,090
Leucadia National Corp., 8.125%, 9/15/15	500,000	511,823
Life Technologies Corp., 3.375%, 3/1/13	1,000,000	1,018,670
Mack-Cali Realty LP, 7.75%, 2/15/11	600,000	618,876
Macy's Retail Holdings, Inc.:
10.625%, 11/1/10	740,000	761,275
6.625%, 4/1/11	500,000	512,500
Manufacturers & Traders Trust Co.:
8.00%, 10/1/10	1,000,000	1,015,421
1.791%, 4/1/13 (e)(r)	1,700,000	1,651,763
Marsh & McLennan Co.'s, Inc., 5.15%, 9/15/10	225,000	226,620
Masco Corp., 4.80%, 6/15/15	750,000	696,462
MBNA Capital, 1.144%, 2/1/27 (r)	250,000	167,835
Medco Health Solutions, Inc., 7.25%, 8/15/13	75,000	85,974
Medtronic, Inc., 1.25%, 9/15/21	420,000	416,850
Merrill Lynch & Co., Inc., 1.297%, 9/15/26 (r)	300,000	230,322
MetLife, Inc., 0.855%, 6/29/12 (r)	600,000	603,237
Metropolitan Life Global Funding I:
1.55%, 4/14/11 (e)(r)	250,000	250,191
0.698%, 7/13/11 (e)(r)	1,250,000	1,249,814
0.787%, 3/15/12 (e)(r)	800,000	794,574
MGM Mirage, 8.50%, 9/15/10	625,000	625,000
Mirant Americas Generation LLC, 8.30%, 5/1/11	1,000,000	1,022,500
Morgan Stanley:
0.554%, 1/18/11 (r)	360,000	357,680
0.545%, 1/9/12 (r)	1,668,000	1,620,761
0.654%, 2/10/12 (r)	200,000	201,262
2.93%, 5/14/13 (r)	1,000,000	1,003,190
0.754%, 10/18/16 (r)	1,000,000	868,060
Motorola, Inc., 7.625%, 11/15/10	1,398,000	1,432,701
National Australia Bank Ltd., 0.775%, 1/8/13 (e)(r)	1,000,000	1,001,250
National City Corp., 4.00%, 2/1/11	200,000	201,360
National Semiconductor Corp., 6.15%, 6/15/12	300,000	320,021
NationsBank Cap Trust III, 0.853%, 1/15/27 (r)	30,000	19,818
Nationwide Building Society, 0.616%, 5/17/12 (e)(r)	600,000	599,688
NBC Universal, Inc., 3.65%, 4/30/15 (e)	1,000,000	1,023,877
New Albertsons, Inc., 7.50%, 2/15/11	500,000	510,625
Nissan Motor Acceptance Corp., 3.25%, 1/30/13 (e)	1,000,000	1,019,652
OPTI Canada, Inc., 9.00%, 12/15/12 (e)	500,000	505,000
PACCAR Financial Corp., 0.801%, 4/5/13 (r)	1,500,000	1,497,108
PNC Funding Corp.:
0.478%, 1/31/12 (r)	1,000,000	990,256
0.491%, 4/1/12 (r)	500,000	502,944
Pricoa Global Funding I, 0.438%, 1/30/12 (e)(r)	400,000	392,435
Rabobank Nederland NV, 0.547%, 8/5/11 (e)(r)	800,000	799,438
Rio Tinto Alcan, Inc., 4.50%, 5/15/13	1,000,000	1,053,665
Royal Bank of Scotland Group plc:
4.875%, 8/25/14 (e)	600,000	598,042
4.875%, 3/16/15	1,000,000	994,276
SABMiller plc, 6.20%, 7/1/11 (e)	150,000	156,826
SBA Tower Trust, 4.254%, 4/15/40 (e)	1,000,000	1,041,510
Shell International Finance BV, 3.10%, 6/28/15	1,000,000	1,013,769
Simon Property Group LP, 4.875%, 8/15/10	2,120,000	2,128,861
Skyway Concession Co. LLC, 0.813%, 6/30/17 (b)(e)(r)	60,000	51,458
Southern Co., 0.705%, 10/21/11 (r)	1,000,000	1,001,989
Sprint Capital Corp., 7.625%, 1/30/11	1,250,000	1,275,000
State Street Bank and Trust Co., 0.737%, 9/15/11 (r)	500,000	501,892
Steel Dynamics, Inc., 7.375%, 11/1/12	1,000,000	1,033,750
Sun Life Financial Global Funding LP, 0.542%, 7/6/10 (e)(r)	1,000,000	999,986
Suncorp-Metway Ltd., 0.914%, 12/17/10 (e)(r)	500,000	500,005
Sunoco, Inc., 6.75%, 4/1/11	1,385,000	1,423,047
SunTrust Bank:
0.588%, 5/21/12 (r)	2,000,000	1,936,780
0.774%, 8/24/15 (r)	750,000	673,772
SunTrust Capital I, 1.106%, 5/15/27 (r)	1,000,000	696,493
Susquehanna Bancshares, Inc., 2.164%, 5/1/14 (r)	500,000	382,997
Svenska Handelsbanken AB, 1.536%, 9/14/12 (e)(r)	700,000	702,705
Systems 2001 AT LLC, 7.156%, 12/15/11 (e)	622,886	649,359
TD Ameritrade Holding Corp., 2.95%, 12/1/12	1,000,000	1,018,576
Telecom Italia Capital SA, 0.824%, 2/1/11 (r)	295,000	292,623
Telefonica Emisiones SAU:
0.674%, 2/4/13 (r)	2,000,000	1,927,605
2.582%, 4/26/13	1,500,000	1,493,588
Telefonica Europe BV, 7.75%, 9/15/10	130,000	131,425
The Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 6/15/11	2,000,000	2,094,000
Timken Co., 6.00%, 9/15/14	300,000	327,621
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/43 (b)(e)	500,000	92,500
Transocean, Inc., 1.625%, 12/15/37	2,500,000	2,417,500
Travelers Insurance Company Ltd., 0.553%, 12/8/11 (b)	250,000	247,063
Union Pacific Railroad Co. 2004 Pass Through Trust, 5.214%, 9/30/14 (e)	370,000	404,654
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,519,483
Vornado Realty LP, 4.75%, 12/1/10	2,500,000	2,513,450
Wachovia Bank:
7.80%, 8/18/10	2,000,000	2,016,911
0.724%, 11/3/14 (r)	1,000,000	952,911
Wachovia Corp.:
0.433%, 10/15/11 (r)	1,200,000	1,191,123
0.688%, 3/1/12 (r)	1,000,000	988,416
0.678%, 10/28/15 (r)	500,000	447,614
Wells Fargo & Co., 0.757%, 6/15/12 (r)	500,000	503,143
Westfield Capital Corp. Ltd., 4.375%, 11/15/10 (e)	3,500,000	3,534,177
Westpac Banking Corp.:
0.605%, 10/21/11 (e)(r)	750,000	750,417
0.726%, 12/14/12 (e)(r)	1,000,000	999,948
Williams Co.'s, Inc., 2.291%, 10/1/10 (e)(r)	2,600,000	2,593,387
Williams Partners LP, 7.50%, 6/15/11	500,000	522,992
Wm. Wrigley Jr. Co., 1.913%, 6/28/11 (e)(r)	2,500,000	2,506,250
Xerox Corp., 6.875%, 8/15/11	1,400,000	1,478,349
Xstrata Canada Corp., 8.375%, 2/15/11	1,500,000	1,558,558
Yara International ASA, 5.25%, 12/15/14 (e)	995,000	1,073,609

Total Corporate Bonds (Cost $166,724,119)		168,584,854

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.8%
AgFirst FCB, 8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	2,655,000	2,599,521
Overseas Private Investment Corp., 6.60%, 5/21/16	1,504,206	1,682,032
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	216,000

Total U.S. Government Agencies and Instrumentalities (Cost $4,439,660)		4,497,553

U.S. TREASURY - 0.3%
United States Treasury Bonds, 4.625%, 2/15/40	530,000	595,670
United States Treasury Notes, 1.125%, 6/15/13	200,000	200,781

Total U.S. Treasury (Cost $744,039)		796,451

MUNICIPAL OBLIGATIONS - 0.0%
CIDC-Hudson House LLC New York Revenue VRDN, 1.15%, 12/1/34 (r)	50,000	50,000
SunAmerica Trust Revenue VRDN, 0.60%, 7/1/41 (r)	44,000	44,000

Total Municipal Obligations (Cost $94,000)		94,000

TIME DEPOSIT - 16.3%
State Street Corp. Time Deposit, 0.01%, 7/1/10	41,552,349	41,552,349

Total Time Deposit (Cost $41,552,349)		41,552,349

SOVEREIGN GOVERNMENT BONDS - 0.4%
Province of Ontario Canada, 0.934%, 5/22/12 (r)	1,000,000	1,000,893

Total Sovereign Government Bonds (Cost $1,000,000)		1,000,893

EQUITY SECURITIES - 0.3%	SHARES
Woodbourne Capital, Trust II, Preferred (b)(e)	1,000,000	670,000

Total Equity Securities (Cost $450,000)		670,000

TOTAL INVESTMENTS (Cost $249,705,088) - 98.9%		252,337,398
Other assets and liabilities, net - 1.1%		2,866,533
NET ASSETS - 100%		$255,203,931
		===========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	79	9/10	$9,681,203	$190,007
30 Year U.S. Treasury Bonds	42	9/10	5,355,000	159,258
Total Purchased				$349,265
				===========
Sold:
2 Year U.S. Treasury Notes	469	9/10	$102,630,391	($536,564)
5 Year U.S. Treasury Notes	114	9/10	13,492,078	(153,297)
Total Sold				($689,861)
				===========

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(y) The government of Iceland took control of Glitnir Banki HF (the "Bank") on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. These securities are no longer accruing interest.

(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations: FCB: Farm Credit Bank FHLB: Federal Home Loan Bank FSB: Federal Savings Bank LLC: Limited Liability Corporation LP: Limited Partnership VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

CORPORATE BONDS - 93.1%	PRINCIPAL AMOUNT	VALUE
Accellent, Inc., 8.375%, 2/1/17 (e)	$250,000	$245,000
AES Corp., 9.75%, 4/15/16 (e)	500,000	537,500
Altra Holdings, Inc., 8.125%, 12/1/16 (e)	250,000	247,813
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (e)	200,000	205,500
Anadarko Petroleum Corp., 5.95%, 9/15/16	500,000	428,750
APL Ltd., 8.00%, 1/15/24 (b)	500,000	400,000
Apria Healthcare Group, Inc., 12.375%, 11/1/14 (e)	500,000	535,625
Avis Budget Car Rental LLC, 9.625%, 3/15/18 (e)	250,000	250,625
Bausch & Lomb, Inc., 9.875%, 11/1/15	250,000	256,875
Boise Paper Holdings LLC, 9.00%, 11/1/17 (e)	250,000	257,500
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	500,000	330,000
Cablevision Systems Corp.:
8.625%, 9/15/17 (e)	250,000	255,000
8.00%, 4/15/20	250,000	252,500
Calpine Corp. Escrow (b)*	500,000	-
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	250,000	258,567
Capital One Capital VI, 8.875%, 5/15/40	250,000	256,250
CapitalSource, Inc., 12.75%, 7/15/14 (e)	250,000	281,250
Cemex Finance LLC, 9.50%, 12/14/16 (e)	250,000	241,219
Central Garden and Pet Co., 8.25%, 3/1/18	250,000	247,813
Chesapeake Energy Corp., 7.625%, 7/15/13	400,000	418,000
CIT Group, Inc., 7.00%, 5/1/14	250,000	235,625
Commercial Barge Line Co., 12.50%, 7/15/17	250,000	264,062
Constellation Brands, Inc., 7.25%, 9/1/16	250,000	252,500
Cott Beverages, Inc., 8.375%, 11/15/17 (e)	250,000	253,750
CPM Holdings, Inc., 10.625%, 9/1/14 (e)	250,000	264,062
Delta Air Lines, Inc., 9.50%, 9/15/14 (e)	250,000	262,500
Digicel Group Ltd., 10.50%, 4/15/18 (e)	250,000	259,688
Discover Bank, 7.00%, 4/15/20	250,000	252,141
Discover Financial Services, 6.45%, 6/12/17	250,000	255,700
Dollar General Corp., 11.875%, 7/15/17	515,000	585,813
Drummond Co., Inc., 9.00%, 10/15/14 (e)	250,000	254,375
DuPont Fabros Technology LP, 8.50%, 12/15/17 (e)	250,000	256,563
Edison Mission Energy, 7.50%, 6/15/13	250,000	216,250
Enterprise Products Operating LLC:
7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	500,000	442,162
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	250,000	230,000
Ferrellgas Partners LP, 9.125%, 10/1/17 (e)	500,000	520,000
First Data Corp., 9.875%, 9/24/15	500,000	378,750
FMG Finance Proprietary Ltd.:
10.00%, 9/1/13 (e)	250,000	262,500
10.625%, 9/1/16 (e)	500,000	555,000
Ford Motor Credit Co. LLC:
7.80%, 6/1/12	250,000	257,500
7.50%, 8/1/12	250,000	256,563
8.70%, 10/1/14	250,000	260,000
Freescale Semiconductor, Inc., 10.125%, 3/15/18 (e)	250,000	255,625
Gibson Energy ULC, 10.00%, 1/15/18	500,000	470,000
Global Aviation Holdings Ltd., 14.00%, 8/15/13 (e)	500,000	517,500
GMAC, Inc., 6.75%, 12/1/14	550,000	534,875
Goodyear Tire & Rubber Co., 10.50%, 5/15/16	500,000	541,250
Hanesbrands, Inc., 8.00%, 12/15/16	250,000	254,375
Harland Clarke Holdings Corp., 9.50%, 5/15/15	250,000	227,500
HCA, Inc.:
9.25%, 11/15/16	500,000	530,000
9.625%, 11/15/16	125,000	133,750
Hertz Corp., 8.875%, 1/1/14	250,000	253,125
Ineos Finance plc, 9.00%, 5/15/15 (e)	250,000	248,125
Ingles Markets, Inc., 8.875%, 5/15/17	500,000	510,000
Integra Telecom Holdings, Inc., 10.75%, 4/15/16 (e)	250,000	248,125
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16	750,000	802,500
International Lease Finance Corp., 8.625%, 9/15/15 (e)	250,000	237,500
Inverness Medical Innovations, Inc., 7.875%, 2/1/16	250,000	240,625
Jarden Corp., 7.50%, 5/1/17	250,000	245,625
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	601
Koppers, Inc., 7.875%, 12/1/19	500,000	503,750
Lamar Media Corp., 9.75%, 4/1/14	250,000	272,500
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	554,000	476,440
Leucadia National Corp., 8.125%, 9/15/15	250,000	255,912
MBNA Capital, 1.144%, 2/1/27 (r)	250,000	167,835
Merrill Lynch & Co., Inc., 1.297%, 9/15/26 (r)	500,000	383,869
MGM Mirage, 8.50%, 9/15/10	250,000	250,000
MGM Resorts International, 6.75%, 9/1/12 (e)	250,000	232,500
Mylan, Inc., 7.625%, 7/15/17 (e)	250,000	255,000
New Communications Holdings, Inc.:
7.875%, 4/15/15 (e)	250,000	252,500
8.25%, 4/15/17 (e)	250,000	251,875
NFR Energy LLC, 9.75%, 2/15/17 (e)	500,000	482,500
Nielsen Finance LLC, 10.00%, 8/1/14	250,000	255,625
NII Capital Corp., 8.875%, 12/15/19	500,000	513,750
NRG Energy, Inc., 7.375%, 2/1/16	500,000	498,750
Omnicare, Inc., 7.75%, 6/1/20	500,000	510,000
OPTI Canada, Inc., 8.25%, 12/15/14	450,000	393,210
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	500,000	491,250
Penske Automotive Group, Inc., 7.75%, 12/15/16	125,000	117,500
PharmaNet Development Group, Inc., 10.875%, 4/15/17 (e)	300,000	291,000
Pioneer Natural Resources Co., 7.50%, 1/15/20	250,000	257,500
Potlatch Corp., 7.50%, 11/1/19	300,000	301,500
Quicksilver Resources, Inc., 9.125%, 8/15/19	500,000	506,875
RailAmerica, Inc., 9.25%, 7/1/17	400,000	419,500
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)	250,000	270,434
Rite Aid Corp., 10.25%, 10/15/19	500,000	498,750
Rock-Tenn Co., 9.25%, 3/15/16	250,000	268,125
SandRidge Energy, Inc., 8.75%, 1/15/20 (e)	350,000	329,000
Scientific Games Corp., 7.875%, 6/15/16 (e)	250,000	246,250
Scientific Games International, Inc., 9.25%, 6/15/19	250,000	256,250
Sealy Mattress Co., 10.875%, 4/15/16 (e)	225,000	249,750
Smithfield Foods, Inc., 10.00%, 7/15/14 (e)	250,000	274,375
Southern States Cooperative, Inc., 11.25%, 5/15/15 (e)	500,000	473,750
Sprint Nextel Corp., 6.00%, 12/1/16	500,000	448,750
Standard Pacific Corp., 10.75%, 9/15/16	250,000	267,500
Steel Dynamics, Inc., 7.625%, 3/15/20 (e)	500,000	497,500
SunGard Data Systems, Inc., 10.25%, 8/15/15	250,000	256,875
Susquehanna Bancshares, Inc., 2.164%, 5/1/14 (r)	250,000	191,499
Telcordia Technologies, Inc., 11.00%, 5/1/18 (e)	500,000	475,000
Triumph Group, Inc., 8.625%, 7/15/18 (e)	250,000	255,000
TRW Automotive, Inc.:
7.25%, 3/15/17 (e)	250,000	241,875
8.875%, 12/1/17 (e)	250,000	257,500
United Air Lines, Inc., 10.40%, 5/1/18	341,083	368,370
United Rentals North America, Inc.:
10.875%, 6/15/16	250,000	267,500
9.25%, 12/15/19	250,000	251,250
Videotron Ltd., 9.125%, 4/15/18	500,000	542,500
Virgin Media Finance plc, 9.50%, 8/15/16	250,000	263,750
Western Express, Inc., 12.50%, 4/15/15 (e)	500,000	458,750
Wind Acquisition Finance SA, 11.75%, 7/15/17 (e)	500,000	518,750
Windstream Corp., 7.875%, 11/1/17	250,000	243,125

Total Corporate Bonds (Cost $34,605,383)		35,945,711

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.6%
American Home Mortgage Assets, 0.472%, 3/25/47 (r)	413,703	230,292

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $173,185)		230,292

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.7%
AgFirst FCB, 6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)	500,000	345,000
AgriBank FCB, 9.125%, 7/15/19	250,000	296,095

Total U.S. Government Agencies and Instrumentalities (Cost $446,331)		641,095

TIME DEPOSIT - 2.6%
State Street Corp. Time Deposit, 0.01%, 7/1/10	1,005,378	1,005,378

Total Time Deposit (Cost $1,005,378)		1,005,378

EQUITY SECURITIES - 0.1%	SHARES
Avado Brands, Inc. (b)*	9,462	95
Intermet Corp. (b)*	6,346	63
Paging Network Do Brazil Holding Co. LLC, Class B (b)(e)*	1,000	-
Simonds Industries, Inc. (b)*	2,746	52,531

Total Equity Securities (Cost $1,282,378)		52,689

TOTAL INVESTMENTS (Cost $37,512,655) - 98.1%		37,875,165
Other assets and liabilities, net - 1.9%		713,974
NET ASSETS - 100%		$38,589,139
		==========

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(w) Security is in default and is no longer accruing interest.

* Non-income producing security.

Abbreviations: FCB: Farm Credit Bank LLC: Limited Liability Corporation LP: Limited Partnership ULC: Unlimited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government, Short-Term Government, High Yield and New Vision Small Cap. Prior to September 18, 2009, Short-Term Government and High Yield were each a series of Summit Mutual Funds, Inc. Income, Short Duration Income, Long-Term Income, Ultra-Short Income, High Yield and Government are registered as non-diversified portfolios. New Vision Small Cap and Short-Term Government are registered as diversified portfolios. The operations of each series are accounted for separately. Government began operations on December 31, 2008 and offers Class A and Class C shares of beneficial interest. Income offers six classes of shares of beneficial interest (Class A, Class B, Class C, Class I, Class R, which commenced operations on October 31, 2006, and Class Y, which commenced operations on February 29, 2008). New Vision Small Cap offers four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers four classes of shares of beneficial interest (Class A, Class C, Class I, and Class Y, which commenced operations on February 29, 2008). Long-Term Income offers Class A shares of beneficial interest. Ultra-Short Income offers Class A and Class Y (which commenced operations on May 28, 2010) shares of beneficial interest. High Yield and Short-Term Government each offer Class A and Class I shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%: New Vision Small Cap, 3.75%: Income, Long-Term Income, Government and High Yield, 2.75%: Short Duration Income and Short Term Government, and 1.25% for Ultra-Short Income. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are sold without a front-end or deferred sales charge, have a higher level of expenses than Class A shares, and are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

On December 12, 2008, the net assets of the Summit Bond Fund, a series of Summit Mutual Funds, Inc. Apex Series, merged into the Calvert Income Fund. The merger was accomplished by a tax-free exchange of 4,268,269 Class I shares and 32,224 Class Y shares of the Calvert Income Fund (valued at $58,005,471 and $440,457, respectively) for 1,518,476 Class I shares and 11,486 Class A shares of the Summit Bond Fund outstanding at December 12, 2008. The Summit Bond Fund's net assets as of December 12, 2008, including $8,114,963 of unrealized depreciation, were combined with those of the Calvert Income Fund.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2010:

	Total Investments	% of Net Assets
Income	$411,205,169	12.9%
Long Term Income	6,012,031	5.2%
Short Duration Income	106,366,237	3.2%
Ultra-Short Income	2,790,423	1.1%
New Vision Small Cap	1,148,668	1.5%
High Yield	798,290	2.1%
Government	100,277	3.1%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:
Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$14,237,287	-	$17,286,096	$31,523,383
Asset backed securities	-	$54,227,147	-	54,227,147
Collateralized mortgage-backed obligations	-	38,953,318	2,163,385	41,116,703
Commercial mortgage-backed securities	-	64,452,503	170,020	64,622,523
Corporate debt	-	1,653,280,777	330,399,932	1,983,680,709
Taxable municipal obligations	-	264,494,249	5,394,500	269,888,749
U.S. government obligations	-	411,863,745	55,791,236	467,654,981
Other debt obligations	-	252,390,766	-	252,390,766
TOTAL	$14,237,287	$2,739,662,505	$411,205,169	$3,165,104,961
	============	=============	=============	==============
Other financial instruments*	($11,573,529)	-	-	($11,573,529)
	============	=============	============	=============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Income	Equity Securities	Taxable Municipal Obligations	Collateralized Mortgage-Backed Obligations	Commercial Mortgage-Backed Securities
Balance as of 9/30/09	$15,738,097	-	$1,574,840	$30,751,500
Accrued discounts/premiums	-	-	27,972	7,884
Realized gain (loss)	(17,041)	-	132,235	-
Change in unrealized appreciation (depreciation)	1,565,040	-	140,571	2,943,519
Net purchases (sales)	-	-	(318,167)	-
Transfers in and/ or out of Level 3[1]	-	$5,394,500[2]	605,934[2]	(33,532,883)[3]
Balance as of 6/30/10	$17,286,096	$5,394,500	$2,163,385	$170,020
	============	============	===========	============

Income (cont.)	Corporate Debt	U.S. Government Obligations	Total
Balance as of 9/30/09	$434,592,908	$80,091,750	$562,749,095
Accrued discounts/premiums	8,150,645	(170,166)	8,016,335
Realized gain (loss)	(48,704,595)	(4,564,000)	(53,153,401)
Change in unrealized appreciation (depreciation)	71,399,935	15,803,937	91,853,002
Net purchases (sales)	(107,439,231)	(15,386,000)	(123,143,398)
Transfers in and/ or out of Level 3[1]	(27,599,730)[3]	(19,984,285)[3]	(75,116,464)
Balance as of 6/30/10	$330,399,932	$55,791,236	$411,205,169
	============	============	===============

1  The Fund's policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2  Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

3  Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

For the period ended June 30, 2010, total change in unrealized gain (loss) on Level 3 securities for Income that would be included in the change in net assets was $97,533,032.

Short Duration Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$488,228	-	$7,035,000	$7,523,228
Asset backed securities	-	$136,252,220	5,078,546	141,330,766
Collateralized mortgage-backed obligations	-	72,291,401	-	72,291,401
Commercial mortgage-backed securities	-	4,992,548	-	4,992,548
Corporate debt	-	2,002,399,322	89,906,577	2,092,305,899
Municipal obligations	-	233,064,995	-	233,064,995
U.S. government obligations	-	333,060,565	4,346,114	337,406,679
Other debt obligations	-	421,954,842	-	421,954,842
TOTAL	$488,228	$3,204,015,893	$106,366,237	$3,310,870,358
	============	==============	=============	=============
Other financial instruments*	($8,183,248)	-	-	($8,183,248)
	============	==============	=============	=============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Short Duration Income	Equity Securities	Asset Backed Securities	Corporate Debt	U.S. Government Obligations	Total
Balance as of 9/30/09	$1,525,000	$0	$101,135,300	$14,580,100	$117,240,400
Accrued discounts/premiums	-	(1,190)	3,484,964	24,137	3,507,911
Realized gain (loss)	-	(1,269)	2,335,014	64,112	2,397,857
Change in unrealized appreciation (depreciation)	2,090,000	773	5,467,483	2,411,426	9,969,682
Net purchases (sales)	3,420,000	5,080,232	16,645,999	10,125,000	35,271,231
Transfers in and/ or out of Level 31	-	-	(39,162,183)2	(22,858,661)2	(62,020,844)
Balance as of 6/30/10	$7,035,000	$5,078,546	$89,906,577	$4,346,114	$106,366,237
	==========	==========	============	============	=============

1  The Fund's policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2  Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

For the period ended June 30, 2010, total change in unrealized gain (loss) on Level 3 securities for Short Duration that would be included in the change in net assets was $10,716,737.

Long Term Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	$1,025,662	-	$670,000	$1,695,662
Asset backed securities	-	$1,154,012	-	1,154,012
Collateralized mortgage-backed obligations	-	1,342,482	101,889	1,444,371
Corporate debt	-	55,417,804	5,229,441	60,647,245
Municipal obligations	-	1,854,316	10,701	1,865,017
U.S. government obligations	-	26,983,712	-	26,983,712
Other debt obligations	-	20,041,804	-	20,041,804
TOTAL	$1,025,662	$106,794,130	$6,012,031	$113,831,823
	============	==========	===========	===========
Other financial instruments*	($350,387)	-	-	($350,387)
	============	==========	===========	===========

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Long Term Income	Collateralized Mortgage- Backed Obligations	Corporate Debt	U.S. Government Obligations
Balance as of 9/30/09	$103,027	$6,896,609	$494,000
Accrued discounts/premiums	1,830	188,278	5,286
Realized gain (loss)	8,651	136,745	-
Change in unrealized appreciation (depreciation)	9,196	468,821	82,445
Net purchases (sales)	(20,815)	(487,402)	-
Transfers in and/ or out of Level 31	-	(1,973,610)2	(581,731)2
Balance as of 6/30/10	$101,889	$5,229,441	$0
	===========	=============	============

Long Term Income (cont.)	Municipal Obligations	Equity Securities	Total
Balance as of 9/30/09	-	-	$7,493,636
Accrued discounts/premiums	-	-	195,394
Realized gain (loss)	-	-	145,396
Change in unrealized appreciation (depreciation)	-	$220,000	780,462
Net purchases (sales)	-	450,000	(58,217)
Transfers in and/ or out of Level 31	$10,7013	-	(2,544,640)
Balance as of 6/30/10	$10,701	$670,000	$6,012,031
	==========	==========	==========

1  The Fund's policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2  Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

3  Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable inputs due to observable inputs being unavailable.

For the period ended June 30, 2010, total change in unrealized gain (loss) on Level 3 securities for Long Term Income that would be included in the change in net assets was $823,876.

Ultra-Short Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities	-	-	$670,000	$670,000
Asset Backed Securities	-	$30,693,055	564,283	31,257,338
Collateralized Mortgage-Backed Obligations	-	3,878,040	5,920	3,883,960
Corporate Debt	-	167,034,634	1,550,220	168,584,854
Municipal Obligations	-	94,000	-	94,000
U.S. Government Obligations	-	6,294,897	-	6,294,897
Other Debt Obligations	-	41,552,349	-	41,552,349
TOTAL	-	$249,546,975	$2,790,423**	$252,337,398
	=========	============	============	=============
Other financial instruments*	($340,596)	-	-	($340,596)
	=========	============	============	=============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

** Level 3 securities represent 1.1% of net assets.
Government	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	-	$777,740	$65,777	$843,517
Collateralized Mortgage-Backed Obligations	-	53,029	-	53,029
U.S. Government Obligations	-	1,500,642	34,500	1,535,142
Other Debt Obligations	-	781,120	-	781,120
TOTAL	-	$3,112,531	$100,277	$3,212,808
	==========	===========	===========	==========
Other financial instruments*	($21,839)	-	-	($21,839)
	==========	===========	===========	==========

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Government	Corporate Debt	U.S. Government Obligations	Total
Balance as of 9/30/09	$59,715	$52,400	$112,115
Accrued discounts/premiums	3,343	11	3,354
Realized gain (loss)	890	-	890
Change in unrealized appreciation (depreciation)	(813)	10,889	10,076
Net purchases (sales)	48,570	-	48,570
Transfers in and/ or out of Level 31	(45,928)2	(28,800)2	(74,728)
Balance as of 6/30/10	$65,777	$34,500	$100,277
	=========	===========	==========

1  The Fund's policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

2  Transferred from Level 3 to Level 2 because observable inputs were obtained for the securities.

For the period ended June 30, 2010, total change in unrealized gain (loss) on Level 3 securities for Government that would be included in the change in net assets was $10,076.
New Vision Small Cap	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$73,524,439	-	-	$73,524,439
Other debt obligations	-	$2,263,013	$1,148,668	3,411,681
TOTAL	$73,524,439	$2,263,013	$1,148,668**	$76,936,120
	===========	==========	============	============

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 1.5% of net assets.
High Yield Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities	-	-	$52,689	$52,689
Collateralized mortgage-backed obligations	-	$230,292	-	230,292
Corporate debt	-	35,545,110	400,601	35,945,711
U.S. government obligations	-	296,095	345,000	641,095
Other debt obligations	-	1,005,378	-	1,005,378
TOTAL	-	$37,076,875	$798,290*	$37,875,165
	==========	===========	============	============

* Level 3 securities represent 2.1% of net assets.
Short Term Government	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	-	$9,758,969	-	$9,758,969
U.S. Government Obligations	-	20,609,262	-	20,609,262
TOTAL	-	$30,368,231	-	$30,368,231
	==========	============	==========	===========
Other financial instruments**	($73,364)	-	-	($73,364)
	==========	============	==========	===========

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund's duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund's Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Schedule of Investments footnotes.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I and Class R shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits may be used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2010, and net realized capital loss carryforwards as of September 30, 2009 with expiration dates:
	Income	Long-Term Income	Short Duration Income	Ultra-Short Income	New Vision Small Cap
Federal income tax cost of investments	$3,416,966,499	$108,123,744	$3,251,471,133	$249,705,088	$74,427,862
Unrealized appreciation	103,624,772	6,551,710	96,935,182	3,496,108	8,782,034
Unrealized depreciation	(355,486,310)	(843,631)	(37,535,957)	(863,798)	(6,273,776)
Net unrealized appreciation/ (depreciation)	($251,861,538)	$5,708,079	$59,399,225	$2,632,310	$2,508,258

	Government	High Yield	Short-Term Government
Federal income tax cost of investments	$3,075,142	$37,575,633	$29,818,749
Unrealized appreciation	138,083	1,919,898	571,858
Unrealized depreciation	(417)	(1,620,366)	(22,376)
Net unrealized appreciation/ (depreciation)	$137,666	$299,532	$549,482

CAPITAL LOSS CARRYFORWARDS
Expiration Date	New Vision Small Cap	Income	High Yield
30-Sept-2010	$228,548	$239,884	$1,527,322
30-Sept-2011	-	-	1,025,886
30-Sept-2012	-	-	791,075
30-Sept-2013	-	141,901	-
30-Sept-2014	2,052,226	336,178	-
30-Sept-2015	1,688,942	-	476,585
30-Sept-2016		12,997,968	-
30-Sept-2017	13,505,533	1,783,942	924,312
	$17,474,859	$15,499,873	$4,745,180
	===========	==========	==========

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

The New Vision Small Cap Fund's use of net capital loss carryforwards of $228,548 (from Calvert Social Investment Fund Technology Portfolio that merged into the Fund in January 2003) and the Income Fund's use of net capital loss carryforwards acquired from Summit Apex Bond may be limited under certain tax provisions.

NOTE C -- OTHER

On July 30, 2010, the Board of Trustees approved a resolution to reorganize the Calvert New Vision Small Cap Fund into the Calvert Small Cap Value Fund. Shareholders of the Calvert New Vision Small Cap Fund will be asked to vote on the reorganization and must approve it before any change may take place.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:  August 27, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  August 27, 2010